Schedule of Assets (Held at End of Year) (Details) - 12 months ended Dec. 31, 2025 - EBP 015	USD ($) shares	EUR (€)	GBP (£)	ILS (₪)	CHF (SFr)	HKD ($)	DKK (kr)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	34-0276860	34-0276860	34-0276860	34-0276860	34-0276860	34-0276860	34-0276860
Plan number	015	015	015	015	015	015	015
Notes receivable from participants	$ 147,102,000
TOTAL	$ 17,978,342,000
Investment, Identifier [Axis]: Common Collective Trusts | MFB NT COLLECTIVE AGGREGATE BOND INDEX FUND - LENDING - TIER H
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	304,952
Investments, fair value	$ 188,509,000
Investment, Identifier [Axis]: Common Collective Trusts | MFB NT COLLECTIVE ALL COUNTRY WORLD EX-US INDEX FUND-LENDING
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	3,992,740
Investments, fair value	$ 116,289,000
Investment, Identifier [Axis]: Common Collective Trusts | MFB NT COLLECTIVE EXTENDED EQUITY MARKET INDEX FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	450,609
Investments, fair value	$ 654,504,000
Investment, Identifier [Axis]: Common Collective Trusts | MFB NT COLLECTIVE S&P 500 INDEX FUND - LENDING
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	105,941
Investments, fair value	$ 2,835,978,000
Investment, Identifier [Axis]: Common Collective Trusts | MFO BLACKROCK INSTL TR CO NA INV FD FOR EMP BENEFIT TRS LIFEPATH INDEX 2070 FD F
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	654,739
Investments, fair value	$ 7,889,000
Investment, Identifier [Axis]: Common Collective Trusts | MFO BLACKROCK LIFEPATH INDEX 2030 FUND F
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	29,191,696
Investments, fair value	$ 1,073,276,000
Investment, Identifier [Axis]: Common Collective Trusts | MFO BLACKROCK LIFEPATH INDEX 2035 FUND F
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	22,222,264
Investments, fair value	$ 840,024,000
Investment, Identifier [Axis]: Common Collective Trusts | MFO BLACKROCK LIFEPATH INDEX 2040 FUND F
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	16,530,783
Investments, fair value	$ 735,276,000
Investment, Identifier [Axis]: Common Collective Trusts | MFO BLACKROCK LIFEPATH INDEX 2045 FUND F
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	17,774,797
Investments, fair value	$ 783,357,000
Investment, Identifier [Axis]: Common Collective Trusts | MFO BLACKROCK LIFEPATH INDEX 2050 FUND F
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	16,896,893
Investments, fair value	$ 639,040,000
Investment, Identifier [Axis]: Common Collective Trusts | MFO BLACKROCK LIFEPATH INDEX 2055 FUND F
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	8,305,103
Investments, fair value	$ 414,619,000
Investment, Identifier [Axis]: Common Collective Trusts | MFO BLACKROCK LIFEPATH INDEX 2060 FUND F
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	9,897,291
Investments, fair value	$ 288,125,000
Investment, Identifier [Axis]: Common Collective Trusts | MFO BLACKROCK LIFEPATH INDEX 2065 FUN D F
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	5,601,460
Investments, fair value	$ 116,841,000
Investment, Identifier [Axis]: Common Collective Trusts | MFO CF PRINCIPAL GLOBAL INVS COLLECTIVE INVT TR INTL EQUITY FD TIER III
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,199,419
Investments, fair value	$ 149,292,000
Investment, Identifier [Axis]: Common Collective Trusts | MFO LIFEPATH INDEX RETIREMENT FUND F
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	51,465,291
Investments, fair value	$ 1,543,542,000
Investment, Identifier [Axis]: Common Collective Trusts | NT COLLECTIVE GOVT SHORT TERM INVT FD
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	47,861,060
Investments, fair value	$ 47,861,000
Investment, Identifier [Axis]: Common Collective Trusts | WF BLACKROCK SHORT TERM INVESTMENT FUND F
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	41,749,076
Investments, fair value	$ 41,749,000
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | AT&T INC 2.75% DUE 06-01-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	750,000
Investments, fair value	$ 689,000
Rate of interest	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | B A T CAP CORP 2.259% DUE 03-25-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	175,000
Investments, fair value	$ 168,000
Rate of interest	2.259%	2.259%	2.259%	2.259%	2.259%	2.259%	2.259%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | B A T CAP CORP 2.726% DUE 03-25-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	450,000
Investments, fair value	$ 415,000
Rate of interest	2.726%	2.726%	2.726%	2.726%	2.726%	2.726%	2.726%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | B A T CAP CORP 4.742% DUE 03-16-2032
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	500,000
Investments, fair value	$ 505,000
Rate of interest	4.742%	4.742%	4.742%	4.742%	4.742%	4.742%	4.742%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | BANK AMER CORP 2.496% 02-13-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	875,000
Investments, fair value	$ 816,000
Rate of interest	2.496%	2.496%	2.496%	2.496%	2.496%	2.496%	2.496%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | BANK AMER CORP 2.572% 10-20-2032
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	225,000
Investments, fair value	$ 203,000
Rate of interest	2.572%	2.572%	2.572%	2.572%	2.572%	2.572%	2.572%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | BANK AMER CORP 3.419% 12-20-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	400,000
Investments, fair value	$ 395,000
Rate of interest	3.419%	3.419%	3.419%	3.419%	3.419%	3.419%	3.419%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | BANK AMER CORP 3.846% 03-08-2037
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	700,000
Investments, fair value	$ 660,000
Rate of interest	3.846%	3.846%	3.846%	3.846%	3.846%	3.846%	3.846%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | BANK AMER CORP 4.25% DUE 10-22-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	535,000
Investments, fair value	$ 536,000
Rate of interest	4.25%	4.25%	4.25%	4.25%	4.25%	4.25%	4.25%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | BANK AMER CORP 4.623% 05-09-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	400,000
Investments, fair value	$ 405,000
Rate of interest	4.623%	4.623%	4.623%	4.623%	4.623%	4.623%	4.623%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | BANK OF AMERICA CORP 4.979% 01-24-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	475,000
Investments, fair value	$ 484,000
Rate of interest	4.979%	4.979%	4.979%	4.979%	4.979%	4.979%	4.979%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | BANK ONE CORP FIXED 8.75% DUE 09-01-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	235,000
Investments, fair value	$ 277,000
Rate of interest	8.75%	8.75%	8.75%	8.75%	8.75%	8.75%	8.75%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | BARCLAYS PLC 4.836% 05-09-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	300,000
Investments, fair value	$ 303,000
Rate of interest	4.836%	4.836%	4.836%	4.836%	4.836%	4.836%	4.836%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | BARCLAYS PLC 5.088% 06-20-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	700,000
Investments, fair value	$ 712,000
Rate of interest	5.088%	5.088%	5.088%	5.088%	5.088%	5.088%	5.088%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | BARCLAYS PLC 5.2% DUE 05-12-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	200,000
Investments, fair value	$ 201,000
Rate of interest	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | BARCLAYS PLC 5.501% DUE 08-09-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	200,000
Investments, fair value	$ 204,000
Rate of interest	5.501%	5.501%	5.501%	5.501%	5.501%	5.501%	5.501%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | BARCLAYS PLC FIXED 5.829% 05-09-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	400,000
Investments, fair value	$ 402,000
Rate of interest	5.829%	5.829%	5.829%	5.829%	5.829%	5.829%	5.829%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | BARCLAYS PLC FLTG RT 6.49% DUE 09-13-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	325,000
Investments, fair value	$ 344,000
Rate of interest	6.49%	6.49%	6.49%	6.49%	6.49%	6.49%	6.49%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | BAT CAPITAL CORPORATION 6.343% DUE 08-02-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	225,000
Investments, fair value	$ 244,000
Rate of interest	6.343%	6.343%	6.343%	6.343%	6.343%	6.343%	6.343%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | BAT CAPITAL CORPORATION 6.421% DUE 08-02-2023 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	625,000
Investments, fair value	$ 691,000
Rate of interest	6.421%	6.421%	6.421%	6.421%	6.421%	6.421%	6.421%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | BAYER US FIN II 4.375% DUE 12-15-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	250,000
Investments, fair value	$ 250,000
Rate of interest	4.375%	4.375%	4.375%	4.375%	4.375%	4.375%	4.375%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | BNP PARIBAS SR NON VAR RT 5.085% DUE 05-09-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	600,000
Investments, fair value	$ 613,000
Rate of interest	5.085%	5.085%	5.085%	5.085%	5.085%	5.085%	5.085%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | BOSTON PPTYS LTD PARTNERSHIP 4.5% DUE 12-01-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	325,000
Investments, fair value	$ 327,000
Rate of interest	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | BOSTON PPTYS LTD PARTNERSHIP 6.5% 01-15-2034
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	275,000
Investments, fair value	$ 297,000
Rate of interest	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | BSTN PPTYS LTD 2.75% DUE 10-01-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	200,000
Investments, fair value	$ 198,000
Rate of interest	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | BSTN PPTYS LTD 3.25% DUE 01-30-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	525,000
Investments, fair value	$ 493,000
Rate of interest	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | BSTN PPTYS LTD 3.4% DUE 06-21-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	625,000
Investments, fair value	$ 605,000
Rate of interest	3.40%	3.40%	3.40%	3.40%	3.40%	3.40%	3.40%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | BSTN PPTYS LTD 3.65% DUE 02-01-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	330,000
Investments, fair value	$ 330,000
Rate of interest	3.65%	3.65%	3.65%	3.65%	3.65%	3.65%	3.65%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | CAPITAL ONE FINANCIAL CORP 6.312% 06-08-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	700,000
Investments, fair value	$ 735,000
Rate of interest	6.312%	6.312%	6.312%	6.312%	6.312%	6.312%	6.312%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | CAPITAL ONE FINL CORP 7.624% 10-30-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	300,000
Investments, fair value	$ 339,000
Rate of interest	7.624%	7.624%	7.624%	7.624%	7.624%	7.624%	7.624%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | CCO HLDGS LLC / CCO HLDGS CAP CORP SR NT144A 4.25% 01-15-2034
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,025,000
Investments, fair value	$ 872,000
Rate of interest	4.25%	4.25%	4.25%	4.25%	4.25%	4.25%	4.25%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | CCO HLDGS LLC/CCO HLDGS CAP CORP 4.5% 05-01-2032
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	250,000
Investments, fair value	$ 224,000
Rate of interest	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | CCO HOLDINGS LLC 4.5% 06-01-2033
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	825,000
Investments, fair value	$ 722,000
Rate of interest	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | CHARLES SCHWAB CORP 5.853% 05-19-2034
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	75,000
Investments, fair value	$ 80,000
Rate of interest	5.853%	5.853%	5.853%	5.853%	5.853%	5.853%	5.853%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | CHARLES SCHWAB CORP 6.196% 11-17-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	525,000
Investments, fair value	$ 555,000
Rate of interest	6.196%	6.196%	6.196%	6.196%	6.196%	6.196%	6.196%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | CHARTER 5.375% 05-01-2047
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	300,000
Investments, fair value	$ 248,000
Rate of interest	5.375%	5.375%	5.375%	5.375%	5.375%	5.375%	5.375%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | CHARTER 6.484% DUE 10-23-2045
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	780,000
Investments, fair value	$ 735,000
Rate of interest	6.484%	6.484%	6.484%	6.484%	6.484%	6.484%	6.484%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | CHARTER COMMUNICATIONS OPER LLC/CHARTE 4.8% DUE 03-01-2050
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	375,000
Investments, fair value	$ 283,000
Rate of interest	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | CHARTER FIXED 5.75% DUE 04-01-2048
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	865,000
Investments, fair value	$ 740,000
Rate of interest	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | CIGNA CORP NEW 2.4% DUE 03-15-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	350,000
Investments, fair value	$ 325,000
Rate of interest	2.40%	2.40%	2.40%	2.40%	2.40%	2.40%	2.40%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | CIGNA CORP NEW 7.87% DUE 05-15-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	75,000
Investments, fair value	$ 79,000
Rate of interest	7.87%	7.87%	7.87%	7.87%	7.87%	7.87%	7.87%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | CIGNA CORP NEW CORP 4.375% 10-15-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	295,000
Investments, fair value	$ 298,000
Rate of interest	4.375%	4.375%	4.375%	4.375%	4.375%	4.375%	4.375%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | CITIGROUP INC 4.412% 03-31-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	450,000
Investments, fair value	$ 450,000
Rate of interest	4.412%	4.412%	4.412%	4.412%	4.412%	4.412%	4.412%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | COMCAST CORP 4.95% 05-15-2032
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	275,000
Investments, fair value	$ 282,000
Rate of interest	4.95%	4.95%	4.95%	4.95%	4.95%	4.95%	4.95%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | COX COMMUNICATIONS INC NEW 5.7% 06-15-2033
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	400,000
Investments, fair value	$ 404,000
Rate of interest	5.70%	5.70%	5.70%	5.70%	5.70%	5.70%	5.70%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | CVS HEALTH CORP 3.75% DUE 04-01-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	675,000
Investments, fair value	$ 660,000
Rate of interest	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | CVS HEALTH CORP 4.125% DUE 04-01-2040 REG
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	43,000
Investments, fair value	$ 37,000
Rate of interest	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | CVS HEALTH CORP 4.3% DUE 03-25-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	425,000
Investments, fair value	$ 427,000
Rate of interest	4.30%	4.30%	4.30%	4.30%	4.30%	4.30%	4.30%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | CVS HEALTH CORP 5.55% 06-01-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	300,000
Investments, fair value	$ 314,000
Rate of interest	5.55%	5.55%	5.55%	5.55%	5.55%	5.55%	5.55%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | CVS HEALTH CORP 7.0% 03-10-2055
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	650,000
Investments, fair value	$ 682,000
Rate of interest	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | DILLARD DEPT STORES INC 7.75 DEBDUE 05-15-2027 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	35,000
Investments, fair value	$ 36,000
Rate of interest	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | DILLARDS INC 7% DUE 12-01-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	80,000
Investments, fair value	$ 84,000
Rate of interest	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | DILLARDS INC 7.75% DUE 07-15-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	60,000
Investments, fair value	$ 61,000
Rate of interest	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | DOMINION ENERGY INC 5.0% 06-15-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	775,000
Investments, fair value	$ 797,000
Rate of interest	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | ELANCO ANIMAL HEALTH INC CORP 4.9% 08-28-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	510,000
Investments, fair value	$ 533,000
Rate of interest	4.90%	4.90%	4.90%	4.90%	4.90%	4.90%	4.90%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | ELEVANCE HEALTH INC 4.75% 02-15-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	675,000
Investments, fair value	$ 689,000
Rate of interest	4.75%	4.75%	4.75%	4.75%	4.75%	4.75%	4.75%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | FORD CR AUTO OWNER 4.66% DUE 09-15-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	796,000
Investments, fair value	$ 812,000
Rate of interest	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | FORD CREDIT AUTO OWNER TRUST SER 24-B CLS A3 5.1% 04-15-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	637,000
Investments, fair value	$ 645,000
Rate of interest	5.10%	5.10%	5.10%	5.10%	5.10%	5.10%	5.10%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | FORD CREDIT AUTO OWNER TRUST SR 25-A CL A4 4.66% 02-15-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,650,000
Investments, fair value	$ 1,676,000
Rate of interest	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | FORD MOTOR CREDIT CO LLC 2.7% 08-10-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	625,000
Investments, fair value	$ 619,000
Rate of interest	2.70%	2.70%	2.70%	2.70%	2.70%	2.70%	2.70%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | FORD MOTOR CREDIT CO LLC 5.8% 03-05-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	500,000
Investments, fair value	$ 506,000
Rate of interest	5.80%	5.80%	5.80%	5.80%	5.80%	5.80%	5.80%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | FORD MOTOR CREDIT CO LLC 6.8% DUE 05-12-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	375,000
Investments, fair value	$ 391,000
Rate of interest	6.80%	6.80%	6.80%	6.80%	6.80%	6.80%	6.80%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | FORD MTR CR CO LLC 4.542% DUE 08-01-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	750,000
Investments, fair value	$ 749,000
Rate of interest	4.542%	4.542%	4.542%	4.542%	4.542%	4.542%	4.542%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | FORD MTR CR CO LLC 5.918% 03-20-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	675,000
Investments, fair value	$ 691,000
Rate of interest	5.918%	5.918%	5.918%	5.918%	5.918%	5.918%	5.918%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | GE HEALTHCARE HLDG LLC GTD SR NT 5.905% 11-22-2032
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	425,000
Investments, fair value	$ 458,000
Rate of interest	5.905%	5.905%	5.905%	5.905%	5.905%	5.905%	5.905%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | GE HEALTHCARE TECHNOLOGIES INC 4.8% 08-14-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	225,000
Investments, fair value	$ 230,000
Rate of interest	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | GM FINANCIAL SECURITIZED TERM SR 25-2 CL A4 4.42% 05-16-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,233,000
Investments, fair value	$ 1,249,000
Rate of interest	4.42%	4.42%	4.42%	4.42%	4.42%	4.42%	4.42%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | GOLDMAN SACHS 4.937% DUE 04-23-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	550,000
Investments, fair value	$ 556,000
Rate of interest	4.937%	4.937%	4.937%	4.937%	4.937%	4.937%	4.937%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | GOLDMAN SACHS GROUP INC 5.218% 04-23-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	375,000
Investments, fair value	$ 388,000
Rate of interest	5.218%	5.218%	5.218%	5.218%	5.218%	5.218%	5.218%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | GOLDMAN SACHS GROUP INC NT FXD/FLTG 3.615% 03-15-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,175,000
Investments, fair value	$ 1,169,000
Rate of interest	3.615%	3.615%	3.615%	3.615%	3.615%	3.615%	3.615%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | HCA INC 4.125% 06-15-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	350,000
Investments, fair value	$ 349,000
Rate of interest	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | HCA INC SR SECD NT 4.625% 03-15-2052
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	225,000
Investments, fair value	$ 184,000
Rate of interest	4.625%	4.625%	4.625%	4.625%	4.625%	4.625%	4.625%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | HONDA AUTO 3.98% DUE 06-17-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	3,272,000
Investments, fair value	$ 3,287,000
Rate of interest	3.98%	3.98%	3.98%	3.98%	3.98%	3.98%	3.98%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | HONDA AUTO RECEIVABLES SR 24-4 CL A3 4.33% 05-15-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	695,000
Investments, fair value	$ 699,000
Rate of interest	4.33%	4.33%	4.33%	4.33%	4.33%	4.33%	4.33%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | HONDA AUTO RECEIVABLES SR 25-1 CL A3 4.57% 09-21-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	822,000
Investments, fair value	$ 831,000
Rate of interest	4.57%	4.57%	4.57%	4.57%	4.57%	4.57%	4.57%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | HONDA AUTO RECEIVABLES SR 25-1 CL A4 4.64% 05-21-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	767,000
Investments, fair value	$ 780,000
Rate of interest	4.64%	4.64%	4.64%	4.64%	4.64%	4.64%	4.64%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | HSBC HLDGS PLC 2.357% DUE 08-18-2031 REG
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	550,000
Investments, fair value	$ 501,000
Rate of interest	2.357%	2.357%	2.357%	2.357%	2.357%	2.357%	2.357%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | HSBC HLDGS PLC 2.848% 06-04-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	245,000
Investments, fair value	$ 229,000
Rate of interest	2.848%	2.848%	2.848%	2.848%	2.848%	2.848%	2.848%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | HSBC HLDGS PLC 5.21% DUE 08-11-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	350,000
Investments, fair value	$ 356,000
Rate of interest	5.21%	5.21%	5.21%	5.21%	5.21%	5.21%	5.21%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | HSBC HLDGS PLC 6.254% 03-09-2034
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	300,000
Investments, fair value	$ 327,000
Rate of interest	6.254%	6.254%	6.254%	6.254%	6.254%	6.254%	6.254%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | HSBC HLDGS PLC 6.5% DUE 05-02-2036
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	630,000
Investments, fair value	$ 702,000
Rate of interest	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | HSBC HLDGS PLC 6.5% DUE 09-15-2037
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	615,000
Investments, fair value	$ 676,000
Rate of interest	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | HSBC HLDGS PLC 7.399% 11-13-2034
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	625,000
Investments, fair value	$ 714,000
Rate of interest	7.399%	7.399%	7.399%	7.399%	7.399%	7.399%	7.399%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | HSBC HLDGS PLC FLTG RT 5.24% DUE 05-13-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	450,000
Investments, fair value	$ 464,000
Rate of interest	5.24%	5.24%	5.24%	5.24%	5.24%	5.24%	5.24%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | HYUNDAI AUTO RECEIVABLES TRUST SER 24-C CL A3 4.41% 05-15-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	792,000
Investments, fair value	$ 798,000
Rate of interest	4.41%	4.41%	4.41%	4.41%	4.41%	4.41%	4.41%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | HYUNDAI AUTO RECEIVABLES TRUST SR 25-C CL A3 3.88% 04-15-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	488,000
Investments, fair value	$ 489,000
Rate of interest	3.88%	3.88%	3.88%	3.88%	3.88%	3.88%	3.88%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | I/O CMO FEDERAL HOME LN MTG CORP VAR I/O RT 06-25-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	623,291
Investments, fair value	$ 17,000
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | JPMORGAN CHASE & CO 2.522% 04-22-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,075,000
Investments, fair value	$ 1,002,000
Rate of interest	2.522%	2.522%	2.522%	2.522%	2.522%	2.522%	2.522%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | JPMORGAN CHASE & CO 4.25% 10-01-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	360,000
Investments, fair value	$ 363,000
Rate of interest	4.25%	4.25%	4.25%	4.25%	4.25%	4.25%	4.25%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | JPMORGAN CHASE & CO 4.493% 03-24-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,125,000
Investments, fair value	$ 1,136,000
Rate of interest	4.493%	4.493%	4.493%	4.493%	4.493%	4.493%	4.493%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | JPMORGAN CHASE & CO 5.04% 01-23-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	375,000
Investments, fair value	$ 379,000
Rate of interest	5.04%	5.04%	5.04%	5.04%	5.04%	5.04%	5.04%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | JPMORGAN CHASE & CO. 2.739% 10-15-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	425,000
Investments, fair value	$ 403,000
Rate of interest	2.739%	2.739%	2.739%	2.739%	2.739%	2.739%	2.739%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | JPMORGAN CHASE & CO. 2.956% 05-13-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	425,000
Investments, fair value	$ 401,000
Rate of interest	2.956%	2.956%	2.956%	2.956%	2.956%	2.956%	2.956%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | KINDER MORGAN 6.5% DUE 02-01-2037
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	145,000
Investments, fair value	$ 158,000
Rate of interest	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | KINDER MORGAN 6.5% DUE 09-01-2039
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	435,000
Investments, fair value	$ 470,000
Rate of interest	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | KINDER MORGAN 6.95% DUE 01-15-2038
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	200,000
Investments, fair value	$ 225,000
Rate of interest	6.95%	6.95%	6.95%	6.95%	6.95%	6.95%	6.95%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | LLOYDS BANKING GROUP PLC 5.721% 06-05-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	800,000
Investments, fair value	$ 838,000
Rate of interest	5.721%	5.721%	5.721%	5.721%	5.721%	5.721%	5.721%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | LLOYDS BKG GROUP 4.65% DUE 03-24-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	275,000
Investments, fair value	$ 275,000
Rate of interest	4.65%	4.65%	4.65%	4.65%	4.65%	4.65%	4.65%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | LLOYDS BKG GROUP 4.818% DUE 06-13-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	250,000
Investments, fair value	$ 254,000
Rate of interest	4.818%	4.818%	4.818%	4.818%	4.818%	4.818%	4.818%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | LLOYDS BKG GROUP FIXED 7.953% DUE 11-15-2033
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	550,000
Investments, fair value	$ 641,000
Rate of interest	7.953%	7.953%	7.953%	7.953%	7.953%	7.953%	7.953%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | META PLATFORMS INC 4.6% 11-15-2032
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	200,000
Investments, fair value	$ 202,000
Rate of interest	4.60%	4.60%	4.60%	4.60%	4.60%	4.60%	4.60%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | META PLATFORMS INC 4.875% 11-15-2035
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	575,000
Investments, fair value	$ 575,000
Rate of interest	4.875%	4.875%	4.875%	4.875%	4.875%	4.875%	4.875%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | MYRIAD INTL HLDGS 4.85% DUE 07-06-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	755,000
Investments, fair value	$ 760,000
Rate of interest	4.85%	4.85%	4.85%	4.85%	4.85%	4.85%	4.85%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | NATWEST GROUP PLC 1.642% 06-14-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	975,000
Investments, fair value	$ 964,000
Rate of interest	1.642%	1.642%	1.642%	1.642%	1.642%	1.642%	1.642%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | NATWEST GROUP PLC 5.808% DUE 09-13-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,125,000
Investments, fair value	$ 1,172,000
Rate of interest	5.808%	5.808%	5.808%	5.808%	5.808%	5.808%	5.808%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | NATWEST GROUP PLC 6.016% DUE 03-02-2034
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	200,000
Investments, fair value	$ 215,000
Rate of interest	6.016%	6.016%	6.016%	6.016%	6.016%	6.016%	6.016%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | NATWEST GROUP PLC 6.475% 06-01-2034
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	250,000
Investments, fair value	$ 263,000
Rate of interest	6.475%	6.475%	6.475%	6.475%	6.475%	6.475%	6.475%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | NAVIENT STUD LN TR FLTG RT 4.92638% DUE 03-25-2066
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	378,580
Investments, fair value	$ 381,000
Rate of interest	4.92638%	4.92638%	4.92638%	4.92638%	4.92638%	4.92638%	4.92638%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | NAVIENT STUDENT LN TR 2021-1 4.37638% 12-26-2069
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	258,900
Investments, fair value	$ 255,000
Rate of interest	4.37638%	4.37638%	4.37638%	4.37638%	4.37638%	4.37638%	4.37638%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | NEXTERA ENERGY CAP 4.625% DUE 07-15-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	275,000
Investments, fair value	$ 278,000
Rate of interest	4.625%	4.625%	4.625%	4.625%	4.625%	4.625%	4.625%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | NEXTERA ENERGY CAP HLDGS INC 4.85% 02-04-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	125,000
Investments, fair value	$ 127,000
Rate of interest	4.85%	4.85%	4.85%	4.85%	4.85%	4.85%	4.85%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | NEXTERA ENERGY CAP HLDGS INC 4.9% 03-15-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	800,000
Investments, fair value	$ 820,000
Rate of interest	4.90%	4.90%	4.90%	4.90%	4.90%	4.90%	4.90%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | NEXTERA ENERGY CAP HLDGS INC 5.05% 03-15-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	925,000
Investments, fair value	$ 955,000
Rate of interest	5.05%	5.05%	5.05%	5.05%	5.05%	5.05%	5.05%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | NEXTERA ENERGY CAPITAL 4.685% 09-01-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	675,000
Investments, fair value	$ 683,000
Rate of interest	4.685%	4.685%	4.685%	4.685%	4.685%	4.685%	4.685%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | NORDSTROM INC 6.95% DUE 03-15-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	60,000
Investments, fair value	$ 62,000
Rate of interest	6.95%	6.95%	6.95%	6.95%	6.95%	6.95%	6.95%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | ORACLE CORP 4.2% 09-27-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	500,000
Investments, fair value	$ 490,000
Rate of interest	4.20%	4.20%	4.20%	4.20%	4.20%	4.20%	4.20%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | ORACLE CORP 4.8% 08-03-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	225,000
Investments, fair value	$ 226,000
Rate of interest	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | PHILIP MORRIS INTL FIXED 5.75% DUE 11-17-2032
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	100,000
Investments, fair value	$ 107,000
Rate of interest	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | PHILIP MORRIS INTL INC 4.875% 02-13-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	200,000
Investments, fair value	$ 205,000
Rate of interest	4.875%	4.875%	4.875%	4.875%	4.875%	4.875%	4.875%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | PHILIP MORRIS INTL INC 5.125% 02-13-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	100,000
Investments, fair value	$ 104,000
Rate of interest	5.125%	5.125%	5.125%	5.125%	5.125%	5.125%	5.125%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | PHILIP MORRIS INTL INC 5.375% 02-15-2033
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	225,000
Investments, fair value	$ 236,000
Rate of interest	5.375%	5.375%	5.375%	5.375%	5.375%	5.375%	5.375%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | PHILIP MORRIS INTL INC 5.625% DUE 11-17-2029 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	85,000
Investments, fair value	$ 89,000
Rate of interest	5.625%	5.625%	5.625%	5.625%	5.625%	5.625%	5.625%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | PROSUS N V 4.193% 01-19-2032
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	200,000
Investments, fair value	$ 192,000
Rate of interest	4.193%	4.193%	4.193%	4.193%	4.193%	4.193%	4.193%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | PROSUS N V NT 144A 3.061% 07-13-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,525,000
Investments, fair value	$ 1,388,000
Rate of interest	3.061%	3.061%	3.061%	3.061%	3.061%	3.061%	3.061%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | PROVIDENT COS INC 7.25% DUE 03-15-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	55,000
Investments, fair value	$ 58,000
Rate of interest	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | PVPTL NAVIENT STUDENT LN TR SER 2018-1 CL A-3 FLTG RATE 03-25-2067
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	177,918
Investments, fair value	$ 176,000
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | PVTPL BAYER US FIN LLC 6.5% 11-21-2033
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	325,000
Investments, fair value	$ 352,000
Rate of interest	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | PVTPL BAYER US FINANCE LLC 6.375% 11-21-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	950,000
Investments, fair value	$ 1,017,000
Rate of interest	6.375%	6.375%	6.375%	6.375%	6.375%	6.375%	6.375%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | PVTPL BNP PARIBAS 4.625% 03-13-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	980,000
Investments, fair value	$ 984,000
Rate of interest	4.625%	4.625%	4.625%	4.625%	4.625%	4.625%	4.625%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | PVTPL BNP PARIBAS 5.906% 11-19-2035
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	275,000
Investments, fair value	$ 286,000
Rate of interest	5.906%	5.906%	5.906%	5.906%	5.906%	5.906%	5.906%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | PVTPL BNP PARIBAS SUB MED TERM NT PROGRAM 2.588% DUE 08-12-2035
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	900,000
Investments, fair value	$ 814,000
Rate of interest	2.588%	2.588%	2.588%	2.588%	2.588%	2.588%	2.588%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | PVTPL BNP PARIBAS SUB NT 144A 4.375% DUE05-12-2026 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	295,000
Investments, fair value	$ 295,000
Rate of interest	4.375%	4.375%	4.375%	4.375%	4.375%	4.375%	4.375%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | PVTPL BNSF RY CO 2015-1 PASS THRU TR PASSTHRU CTF 3.442% DUE 06-16-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	159,990
Investments, fair value	$ 157,000
Rate of interest	3.442%	3.442%	3.442%	3.442%	3.442%	3.442%	3.442%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | PVTPL CEMEX S A B DE C V 5.2% DUE 09-17-2030 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,100,000
Investments, fair value	$ 1,115,000
Rate of interest	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | PVTPL CEMEX SAB DE CV 3.875% DUE 07-11-2031 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	325,000
Investments, fair value	$ 311,000
Rate of interest	3.875%	3.875%	3.875%	3.875%	3.875%	3.875%	3.875%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | PVTPL COX COMMUNICATIONS INC NEW NT 144A3.35% DUE 09-15-2026/09-13-2016 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	405,000
Investments, fair value	$ 403,000
Rate of interest	3.35%	3.35%	3.35%	3.35%	3.35%	3.35%	3.35%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | PVTPL COX COMMUNICATIONS INC NEW NT 3.5% 08-15-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	540,000
Investments, fair value	$ 534,000
Rate of interest	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | PVTPL ECMC GROUP STUDENT LOAN TRUST SR 24-1A CL A FLTG RT11-27-2073
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	4,532,306
Investments, fair value	$ 4,554,000
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | PVTPL ENEL FIN INTL N V 5% DUE 06-15-2032 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	575,000
Investments, fair value	$ 586,000
Rate of interest	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | PVTPL FIBERCOP SPA 7.2% 07-18-2036
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	200,000
Investments, fair value	$ 199,000
Rate of interest	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | PVTPL FIBERCOP SPA 7.721% 06-04-2038
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	323,000
Investments, fair value	$ 324,000
Rate of interest	7.721%	7.721%	7.721%	7.721%	7.721%	7.721%	7.721%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | PVTPL IMPERIAL BRANDS FIN PLC 3.5% 07-26-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	225,000
Investments, fair value	$ 224,000
Rate of interest	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | PVTPL IMPERIAL BRANDS FIN PLC 5.5% 02-01-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	200,000
Investments, fair value	$ 207,000
Rate of interest	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | PVTPL IMPERIAL BRANDS FIN PLC GTD SR NT 144A 6.125 DUE 07-27-2027/07-27-2022 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	675,000
Investments, fair value	$ 695,000
Rate of interest	6.125%	6.125%	6.125%	6.125%	6.125%	6.125%	6.125%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | PVTPL IMPERIAL BRANDS FIN PLC GTD SR NT 3.875% 07-26-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	890,000
Investments, fair value	$ 873,000
Rate of interest	3.875%	3.875%	3.875%	3.875%	3.875%	3.875%	3.875%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | PVTPL JAPAN TOBACCO INC 5.25% 06-15-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	525,000
Investments, fair value	$ 545,000
Rate of interest	5.25%	5.25%	5.25%	5.25%	5.25%	5.25%	5.25%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | PVTPL MACYS RETAIL HLDGS LLC 6.7% DUE 07-15-2034 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	225,000
Investments, fair value	$ 217,000
Rate of interest	6.70%	6.70%	6.70%	6.70%	6.70%	6.70%	6.70%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | PVTPL MARS INC 4.45% 03-01-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	125,000
Investments, fair value	$ 126,000
Rate of interest	4.45%	4.45%	4.45%	4.45%	4.45%	4.45%	4.45%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | PVTPL MARS INC 4.6% 03-01-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	200,000
Investments, fair value	$ 203,000
Rate of interest	4.60%	4.60%	4.60%	4.60%	4.60%	4.60%	4.60%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | PVTPL MARS INC 4.8% 03-01-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	675,000
Investments, fair value	$ 690,000
Rate of interest	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | PVTPL NAVIENT STUDENT LN SER 17-5 CL A FLTG 07-26-2066
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	393,615
Investments, fair value	$ 391,000
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | PVTPL NAVIENT STUDENT LN TR 2016-1 CL A 144A FLTG RATE VAR RT DUE 02-25-2070 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	242,773
Investments, fair value	$ 240,000
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | PVTPL NAVIENT STUDENT LN TR 2016-5 NT CLA FLTG 144A VAR RT DUE 06-25-2065 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	459,055
Investments, fair value	$ 467,000
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | PVTPL NAVIENT STUDENT LN TR 2017-1A CL A-3 FLTG RT 07-25-2066
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	360,494
Investments, fair value	$ 363,000
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | PVTPL NAVIENT STUDENT LN TR 2017-4 FLTG VAR RT DUE 09-27-2066 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	216,625
Investments, fair value	$ 217,000
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | PVTPL NAVIENT STUDENT LN TR 2018-4A LN BACKED NT CL A-2 FLTG RT 06-27-2067
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	302,637
Investments, fair value	$ 299,000
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | PVTPL NAVIENT STUDENT LN TR FLTG RT SER 19-2A CL A2 02-27-2068 REG
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,884,349
Investments, fair value	$ 1,889,000
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | PVTPL NAVIENT STUDENT LOAN TRUST SER 16-6A CL A3 03-25-2066
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	299,035
Investments, fair value	$ 304,000
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | PVTPL NAVIENT STUDENT LOAN TRUST SER 17-3A CLS A3 FLT 07-26-2066 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,812,029
Investments, fair value	$ 1,821,000
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | PVTPL NAVIENT STUDENT LOAN TRUST SER 18-3A CL A3 FLTG 03-25-2067
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	368,613
Investments, fair value	$ 367,000
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | PVTPL PROSUS N V 3.68% DUE 01-21-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,350,000
Investments, fair value	$ 1,297,000
Rate of interest	3.68%	3.68%	3.68%	3.68%	3.68%	3.68%	3.68%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | PVTPL RIO OIL FIN TR 8.2% DUE 04-06-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	380,000
Investments, fair value	$ 392,000
Rate of interest	8.20%	8.20%	8.20%	8.20%	8.20%	8.20%	8.20%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | PVTPL SLM STUD LN TR 2004-8 STUD LN BKD NT CL 144A A-6 VAR RT DUE 01-25-2040 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	158,976
Investments, fair value	$ 158,000
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | PVTPL SMB PRIVATE ED LN TR 2023-B SRS 23-B CL A1A 4.99% 10-16-2056
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	463,364
Investments, fair value	$ 467,000
Rate of interest	4.99%	4.99%	4.99%	4.99%	4.99%	4.99%	4.99%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | PVTPL SMB PRIVATE ED LN TR SER 18-B CL A2A 3.6% 01-15-2037
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	20,499
Investments, fair value	$ 20,000
Rate of interest	3.60%	3.60%	3.60%	3.60%	3.60%	3.60%	3.60%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | PVTPL SMB PRIVATE ED LN TR SER 2018-A CL A-2A 144A 3.5% 02-15-2036
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	14,527
Investments, fair value	$ 14,000
Rate of interest	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | PVTPL SMB PRIVATE EDUCATION LOAN TRUST SR 24-A CL A1A 03-15-2056
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	912,697
Investments, fair value	$ 929,000
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | PVTPL UBS GROUP AG 4.194% 04-01-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	275,000
Investments, fair value	$ 273,000
Rate of interest	4.194%	4.194%	4.194%	4.194%	4.194%	4.194%	4.194%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | PVTPL UBS GROUP AG 5.959% 01-12-2034
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,000,000
Investments, fair value	$ 1,067,000
Rate of interest	5.959%	5.959%	5.959%	5.959%	5.959%	5.959%	5.959%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | PVTPL UBS GROUP AG 6.301% 09-22-2034
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	200,000
Investments, fair value	$ 219,000
Rate of interest	6.301%	6.301%	6.301%	6.301%	6.301%	6.301%	6.301%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | PVTPL UBS GROUP AG 6.537% 08-12-2033
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	0
Investments, fair value	$ 0
Rate of interest	6.537%	6.537%	6.537%	6.537%	6.537%	6.537%	6.537%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | PVTPL UBS GROUP AG VAR RT 05-14-2032
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	775,000
Investments, fair value	$ 720,000
Rate of interest	5.459%	5.459%	5.459%	5.459%	5.459%	5.459%	5.459%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | PVTPL UNICREDIT SPA 5.459% DUE 06-30-2035/06-30-2030 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	750,000
Investments, fair value	$ 765,000
Rate of interest	9.75%	9.75%	9.75%	9.75%	9.75%	9.75%	9.75%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | RIO OIL FIN TR 9.75% 01-06-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	141,833
Investments, fair value	$ 146,000
Rate of interest	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | RTX CORP 6.0% 03-15-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	150,000
Investments, fair value	$ 162,000
Rate of interest	6.10%	6.10%	6.10%	6.10%	6.10%	6.10%	6.10%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | RTX CORPORATION 6.1% 03-15-2034
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	150,000
Investments, fair value	$ 164,000
Rate of interest	5.643%	5.643%	5.643%	5.643%	5.643%	5.643%	5.643%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | SCHWAB CHARLES CORP NEW 5.643% 05-19-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	500,000
Investments, fair value	$ 519,000
Rate of interest	6.136%	6.136%	6.136%	6.136%	6.136%	6.136%	6.136%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | SCHWAB CHARLES CORP NEW 6.136% 08-24-2034
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	125,000
Investments, fair value	$ 137,000
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | SLM STUDENT LN TR 2005-9 STUDENT LN-BKD NT CL A-7A 01-25-2041 REG
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	136,507
Investments, fair value	$ 135,000
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | SMB PRIVATE ED LN TR 2021-A PVT ED LN BKD NT 144A CL 1.07% 01-15-2053
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	287,216
Investments, fair value	$ 263,000
Rate of interest	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | SMB PVT ED LN TR 5.13% DUE 04-15-2054
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	918,003
Investments, fair value	$ 932,000
Rate of interest	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | SOUTHERN CO 2.7% 08-01-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	500,000
Investments, fair value	$ 508,000
Rate of interest	2.70%	2.70%	2.70%	2.70%	2.70%	2.70%	2.70%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | SOUTHERN CO 4.0% DUE 01-15-2051
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,225,000
Investments, fair value	$ 1,224,000
Rate of interest	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | SOUTHERN CO 4.85% 06-15-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	425,000
Investments, fair value	$ 433,000
Rate of interest	4.85%	4.85%	4.85%	4.85%	4.85%	4.85%	4.85%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | SOUTHERN CO SER 2021A JR SUB NT FXD FXD 3.75% 09-15-2051
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	375,000
Investments, fair value	$ 370,000
Rate of interest	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | SYNOPSYS INC 4.65% 04-01-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	100,000
Investments, fair value	$ 101,000
Rate of interest	4.65%	4.65%	4.65%	4.65%	4.65%	4.65%	4.65%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | SYNOPSYS INC 4.85% 04-01-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	500,000
Investments, fair value	$ 511,000
Rate of interest	4.85%	4.85%	4.85%	4.85%	4.85%	4.85%	4.85%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | SYNOPSYS INC 5.0% 04-01-2032
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	400,000
Investments, fair value	$ 409,000
Rate of interest	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | T-MOBILE USA INC 2.25% DUE 02-15-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	200,000
Investments, fair value	$ 200,000
Rate of interest	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | T-MOBILE USA INC 3.375% 04-15-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	350,000
Investments, fair value	$ 341,000
Rate of interest	3.375%	3.375%	3.375%	3.375%	3.375%	3.375%	3.375%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | T-MOBILE USA INC 3.5% DUE 04-15-2031 REG
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	650,000
Investments, fair value	$ 622,000
Rate of interest	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | T-MOBILE USA INC 3.875% 04-15-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	800,000
Investments, fair value	$ 788,000
Rate of interest	3.875%	3.875%	3.875%	3.875%	3.875%	3.875%	3.875%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | T-MOBILE USA INC FIXED 4.375% DUE 04-15-2040
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	175,000
Investments, fair value	$ 157,000
Rate of interest	4.375%	4.375%	4.375%	4.375%	4.375%	4.375%	4.375%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | TIME WARNER CABLE 6.75% DUE 06-15-2039
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	325,000
Investments, fair value	$ 329,000
Rate of interest	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | TOYOTA AUTO RECEIVABLES OWNER TR SER 24-C CLS A3 5.45% 05-15-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	635,000
Investments, fair value	$ 642,000
Rate of interest	5.45%	5.45%	5.45%	5.45%	5.45%	5.45%	5.45%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | TOYOTA AUTO RECEIVABLES OWNER TR SER 25-A CL A3 4.64% 08-15-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	375,000
Investments, fair value	$ 379,000
Rate of interest	4.64%	4.64%	4.64%	4.64%	4.64%	4.64%	4.64%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | TRANSCANADA TR FLTG RT 5.3% DUE 03-15-2077
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	815,000
Investments, fair value	$ 815,000
Rate of interest	5.30%	5.30%	5.30%	5.30%	5.30%	5.30%	5.30%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | TRANSCANADA TR FLTG RT 5.5% DUE 09-15-2079
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,175,000
Investments, fair value	$ 1,166,000
Rate of interest	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | TRANSCANADA TR FLTG RT 5.875% DUE 08-15-2076
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	470,000
Investments, fair value	$ 471,000
Rate of interest	5.875%	5.875%	5.875%	5.875%	5.875%	5.875%	5.875%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | ULTRAPAR INTL S A 5.25% DUE 10-06-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	665,000
Investments, fair value	$ 664,000
Rate of interest	5.25%	5.25%	5.25%	5.25%	5.25%	5.25%	5.25%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | UNICREDIT SPA 7.296% DUE 04-02-2034
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,395,000
Investments, fair value	$ 1,497,000
Rate of interest	7.296%	7.296%	7.296%	7.296%	7.296%	7.296%	7.296%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | VERIZON 1.75% DUE 01-20-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	350,000
Investments, fair value	$ 308,000
Rate of interest	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | VERIZON COMMUNICATIONS INC 4.75% 01-15-2033
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	200,000
Investments, fair value	$ 200,000
Rate of interest	4.75%	4.75%	4.75%	4.75%	4.75%	4.75%	4.75%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | VODAFONE GROUP PLC 7% DUE 04-04-2079
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	780,000
Investments, fair value	$ 826,000
Rate of interest	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | WELLS FARGO & CO 2.393% 06-02-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	375,000
Investments, fair value	$ 366,000
Rate of interest	2.393%	2.393%	2.393%	2.393%	2.393%	2.393%	2.393%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | WELLS FARGO & CO 2.572% 02-11-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	475,000
Investments, fair value	$ 444,000
Rate of interest	2.572%	2.572%	2.572%	2.572%	2.572%	2.572%	2.572%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | WELLS FARGO & CO 2.879% 10-30-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	250,000
Investments, fair value	$ 238,000
Rate of interest	2.879%	2.879%	2.879%	2.879%	2.879%	2.879%	2.879%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | WELLS FARGO & CO 4.1% DUE 06-03-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	300,000
Investments, fair value	$ 300,000
Rate of interest	4.10%	4.10%	4.10%	4.10%	4.10%	4.10%	4.10%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | WELLS FARGO & CO 4.9% 01-24-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	325,000
Investments, fair value	$ 328,000
Rate of interest	4.90%	4.90%	4.90%	4.90%	4.90%	4.90%	4.90%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | WELLS FARGO & CO MEDIUM TERM SR NTS BOOKENTRY 3.35% 03-02-2033
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	225,000
Investments, fair value	$ 210,000
Rate of interest	3.35%	3.35%	3.35%	3.35%	3.35%	3.35%	3.35%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | WELLS FARGO & CO NEW MEDIUM TERM SR NTS TRANCHE # TR 00155 4.3% DUE 07-22-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	460,000
Investments, fair value	$ 462,000
Rate of interest	4.30%	4.30%	4.30%	4.30%	4.30%	4.30%	4.30%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | WELLS FARGO & COMPANY 5.198% 01-23-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	375,000
Investments, fair value	$ 386,000
Rate of interest	5.198%	5.198%	5.198%	5.198%	5.198%	5.198%	5.198%
Investment, Identifier [Axis]: Corporate Debt Instruments - Other | WELLS FARGO & COMPANY 5.389% 04-24-2034
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	200,000
Investments, fair value	$ 208,000
Rate of interest	5.389%	5.389%	5.389%	5.389%	5.389%	5.389%	5.389%
Investment, Identifier [Axis]: Corporate Debt Instruments - Preferred | PVTPL NAVIENT STUDENT LN TR 2017-2 STUDENT LN SER 17-2A CLS A 144A VAR 12-27-66
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	300,251
Investments, fair value	$ 302,000
Investment, Identifier [Axis]: Corporate Stock - Common | 1ST SOURCE CORP COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	19,157
Investments, fair value	$ 1,197,000
Investment, Identifier [Axis]: Corporate Stock - Common | 3M CO COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	6,418
Investments, fair value	$ 1,028,000
Investment, Identifier [Axis]: Corporate Stock - Common | 5TH 3RD BANCORP COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	112,248
Investments, fair value	$ 5,254,000
Investment, Identifier [Axis]: Corporate Stock - Common | AAON INC COM PAR $0.004 COM PAR $0.004
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	15,287
Investments, fair value	$ 1,166,000
Investment, par value	$ 0.004
Investment, Identifier [Axis]: Corporate Stock - Common | ACADIA RLTY TR COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	60,163
Investments, fair value	$ 1,236,000
Investment, Identifier [Axis]: Corporate Stock - Common | ACCELERANT HOLDINGS COM USD0.000001195 CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	30,044
Investments, fair value	$ 491,000
Investment, par value	$ 0.000001195
Investment, Identifier [Axis]: Corporate Stock - Common | ACCENTURE PLC CLS A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	11,849
Investments, fair value	$ 3,179,000
Investment, Identifier [Axis]: Corporate Stock - Common | ACCOR SA EUR3
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	31,700
Investments, fair value	$ 1,795,000
Investment, par value | €		€ 3
Investment, Identifier [Axis]: Corporate Stock - Common | ACI WORLDWIDE INC COM STK
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	62,733
Investments, fair value	$ 2,999,000
Investment, Identifier [Axis]: Corporate Stock - Common | ADOBE INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	6,700
Investments, fair value	$ 2,345,000
Investment, Identifier [Axis]: Corporate Stock - Common | ADR ADYEN N V ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	368,401
Investments, fair value	$ 5,883,000
Investment, Identifier [Axis]: Corporate Stock - Common | ADR ANHEUSER BUSCH INBEV SA/NV SPONSOREDADR
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	106,000
Investments, fair value	$ 6,788,000
Investment, Identifier [Axis]: Corporate Stock - Common | ADR ARGENX SE SPONSORED ADS
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	8,801
Investments, fair value	$ 7,401,000
Investment, Identifier [Axis]: Corporate Stock - Common | ADR ASCENDIS PHARMA A/S SPONSORED ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	2,914
Investments, fair value	$ 621,000
Investment, Identifier [Axis]: Corporate Stock - Common | ADR CRITEO S A SPONSORED ADS
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	18,839
Investments, fair value	$ 388,000
Investment, Identifier [Axis]: Corporate Stock - Common | ADR GSK PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	214,140
Investments, fair value	$ 10,501,000
Investment, Identifier [Axis]: Corporate Stock - Common | ADR LEGEND BIOTECH CORP SPON ADS EACH REP 2 ORD SHS
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	15,688
Investments, fair value	$ 341,000
Investment, Identifier [Axis]: Corporate Stock - Common | ADR NOVARTIS AG
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	29,400
Investments, fair value	$ 4,053,000
Investment, Identifier [Axis]: Corporate Stock - Common | ADR NOVO-NORDISK A S ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	3,800
Investments, fair value	$ 193,000
Investment, Identifier [Axis]: Corporate Stock - Common | ADR ROCHE HLDG LTD SPONSORED ADR ISIN #US771195104
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	76,200
Investments, fair value	$ 3,930,000
Investment, Identifier [Axis]: Corporate Stock - Common | ADR STRUCTURE THERAPEUTICS INC SPONSOREDADR
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	9,263
Investments, fair value	$ 644,000
Investment, Identifier [Axis]: Corporate Stock - Common | ADT INC DEL COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	155,241
Investments, fair value	$ 1,253,000
Investment, Identifier [Axis]: Corporate Stock - Common | ADVANCED ENERGY INDS INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	9,080
Investments, fair value	$ 1,901,000
Investment, Identifier [Axis]: Corporate Stock - Common | ADVANCED MICRO DEVICES INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	20,020
Investments, fair value	$ 4,287,000
Investment, Identifier [Axis]: Corporate Stock - Common | ADVANSIX INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	39,106
Investments, fair value	$ 677,000
Investment, Identifier [Axis]: Corporate Stock - Common | AEGON LTD AMER REGD CERT
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	261,700
Investments, fair value	$ 2,018,000
Investment, Identifier [Axis]: Corporate Stock - Common | AERCAP HOLDINGS N.V. EUR0.01
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	16,100
Investments, fair value	$ 2,315,000
Investment, par value | €		0.01
Investment, Identifier [Axis]: Corporate Stock - Common | AEROVIRONMENT INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	5,427
Investments, fair value	$ 1,313,000
Investment, Identifier [Axis]: Corporate Stock - Common | AFFILIATED MANAGERS GROUP INC COM STK
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	6,426
Investments, fair value	$ 1,852,000
Investment, Identifier [Axis]: Corporate Stock - Common | AGCO CORP COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	19,018
Investments, fair value	$ 1,984,000
Investment, Identifier [Axis]: Corporate Stock - Common | AIA GROUP LTD NPV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	174,000
Investments, fair value	$ 1,786,000
Investment, Identifier [Axis]: Corporate Stock - Common | AIB GROUP PLC ORD EUR0.625
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	225,500
Investments, fair value	$ 2,437,000
Investment, par value | €		0.625
Investment, Identifier [Axis]: Corporate Stock - Common | AIR PROD & CHEM INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	25,500
Investments, fair value	$ 6,299,000
Investment, Identifier [Axis]: Corporate Stock - Common | AKER BP ASA NOK1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	35,583
Investments, fair value	$ 906,000
Investment, Identifier [Axis]: Corporate Stock - Common | ALAMO GROUP INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	6,588
Investments, fair value	$ 1,106,000
Investment, Identifier [Axis]: Corporate Stock - Common | ALARM COM HLDGS INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	38,830
Investments, fair value	$ 1,981,000
Investment, Identifier [Axis]: Corporate Stock - Common | ALKAMI TECHNOLOGY INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	43,460
Investments, fair value	$ 1,003,000
Investment, Identifier [Axis]: Corporate Stock - Common | ALLEGRO MICROSYSTEMS INC DEL COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	18,234
Investments, fair value	$ 481,000
Investment, Identifier [Axis]: Corporate Stock - Common | ALLIANCE LAUNDRY HLDGS INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	29,901
Investments, fair value	$ 608,000
Investment, Identifier [Axis]: Corporate Stock - Common | ALLIANT ENERGY CORP COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	49,402
Investments, fair value	$ 3,212,000
Investment, Identifier [Axis]: Corporate Stock - Common | ALLIANZ SE NPV(REGD)(VINKULIERT)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	3,200
Investments, fair value	$ 1,468,000
Investment, Identifier [Axis]: Corporate Stock - Common | ALLSTATE CORP COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	17,053
Investments, fair value	$ 3,550,000
Investment, Identifier [Axis]: Corporate Stock - Common | ALNYLAM PHARMACEUTICALS INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	4,700
Investments, fair value	$ 1,869,000
Investment, Identifier [Axis]: Corporate Stock - Common | ALPHABET INC CAP STK USD0.001 CL C
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	48,025
Investments, fair value	$ 15,070,000
Investment, par value	$ 0.001
Investment, Identifier [Axis]: Corporate Stock - Common | ALPHABET INC CAPITAL STOCK USD0.001 CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	294,679
Investments, fair value	$ 92,235,000
Investment, par value	$ 0.001
Investment, Identifier [Axis]: Corporate Stock - Common | AMALGAMATED FINL CORP COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	29,967
Investments, fair value	$ 960,000
Investment, Identifier [Axis]: Corporate Stock - Common | AMAZON COM INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	292,434
Investments, fair value	$ 67,500,000
Investment, Identifier [Axis]: Corporate Stock - Common | AMBIQ MICRO INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	7,677
Investments, fair value	$ 219,000
Investment, Identifier [Axis]: Corporate Stock - Common | AMER ELEC PWR CO INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	21,700
Investments, fair value	$ 2,502,000
Investment, Identifier [Axis]: Corporate Stock - Common | AMEREN CORP COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	45,256
Investments, fair value	$ 4,519,000
Investment, Identifier [Axis]: Corporate Stock - Common | AMERICAN HEALTHCARE REIT INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	20,920
Investments, fair value	$ 984,000
Investment, Identifier [Axis]: Corporate Stock - Common | AMERICAN INTERNATIONAL GROUP INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	71,874
Investments, fair value	$ 6,149,000
Investment, Identifier [Axis]: Corporate Stock - Common | AMPHENOL CORP NEW CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	172,246
Investments, fair value	$ 23,277,000
Investment, Identifier [Axis]: Corporate Stock - Common | AMPLITUDE INC COM CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	115,095
Investments, fair value	$ 1,333,000
Investment, Identifier [Axis]: Corporate Stock - Common | AMUNDI EUR2.5
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	13,700
Investments, fair value	$ 1,136,000
Investment, par value | €		2.5
Investment, Identifier [Axis]: Corporate Stock - Common | ANHEUSER-BUSCH INB NPV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	21,900
Investments, fair value	$ 1,412,000
Investment, Identifier [Axis]: Corporate Stock - Common | AON PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	15,200
Investments, fair value	$ 5,364,000
Investment, Identifier [Axis]: Corporate Stock - Common | APOGEE THERAPEUTICS INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	11,387
Investments, fair value	$ 859,000
Investment, Identifier [Axis]: Corporate Stock - Common | APOLLO GLOBAL MANAGEMENT INC COM USD0.00001
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	8,377
Investments, fair value	$ 1,213,000
Investment, par value	$ 0.00001
Investment, Identifier [Axis]: Corporate Stock - Common | APPLE INC COM STK
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	315,508
Investments, fair value	$ 85,774,000
Investment, Identifier [Axis]: Corporate Stock - Common | APPLIED MATERIALS INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	17,533
Investments, fair value	$ 4,506,000
Investment, Identifier [Axis]: Corporate Stock - Common | APPLOVIN CORP COM CL A COM CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	13,705
Investments, fair value	$ 9,235,000
Investment, Identifier [Axis]: Corporate Stock - Common | ARCBEST CORP COM USD0.01
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	15,988
Investments, fair value	$ 1,186,000
Investment, par value	$ 0.01
Investment, Identifier [Axis]: Corporate Stock - Common | ARCELORMITTAL NPV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	12,600
Investments, fair value	$ 578,000
Investment, Identifier [Axis]: Corporate Stock - Common | ARCHER-DANIELS-MIDLAND CO COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	44,300
Investments, fair value	$ 2,547,000
Investment, Identifier [Axis]: Corporate Stock - Common | ARES MANAGEMENT LP COM SHS REPSTG LTD PARTNER
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	12,695
Investments, fair value	$ 2,052,000
Investment, Identifier [Axis]: Corporate Stock - Common | ARISTA NETWORKS INC COM NEW
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	111,000
Investments, fair value	$ 14,544,000
Investment, Identifier [Axis]: Corporate Stock - Common | ARMSTRONG WORLD INDS INC NEW COM STK
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	5,442
Investments, fair value	$ 1,040,000
Investment, Identifier [Axis]: Corporate Stock - Common | ARTISAN PARTNERS ASSET MGMT INC CL A CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	29,989
Investments, fair value	$ 1,222,000
Investment, Identifier [Axis]: Corporate Stock - Common | ASHTEAD GROUP ORD GBP0.10
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	14,700
Investments, fair value	$ 1,006,000
Investment, par value | £			£ 0.10
Investment, Identifier [Axis]: Corporate Stock - Common | ASML HOLDING NV EUR0.09
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	3,200
Investments, fair value	$ 3,463,000
Investment, par value | €		0.09
Investment, Identifier [Axis]: Corporate Stock - Common | ASTRAZENECA EXCHANGE ASTRAZENECA 2950471 02-02-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	38,653
Investments, fair value	$ 3,553,000
Investment, Identifier [Axis]: Corporate Stock - Common | ATRICURE INC COM STK
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	36,661
Investments, fair value	$ 1,450,000
Investment, Identifier [Axis]: Corporate Stock - Common | AUTONATION INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	3,661
Investments, fair value	$ 756,000
Investment, Identifier [Axis]: Corporate Stock - Common | AVANTOR INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	315,000
Investments, fair value	$ 3,610,000
Investment, Identifier [Axis]: Corporate Stock - Common | AVERY DENNISON CORP COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	5,882
Investments, fair value	$ 1,070,000
Investment, Identifier [Axis]: Corporate Stock - Common | AVIENT CORPORATION
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	22,945
Investments, fair value	$ 717,000
Investment, Identifier [Axis]: Corporate Stock - Common | AVIVA ORD GBP0.328947368
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	125,300
Investments, fair value	$ 1,153,000
Investment, par value | £			0.328947368
Investment, Identifier [Axis]: Corporate Stock - Common | AVNET INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	17,782
Investments, fair value	$ 855,000
Investment, Identifier [Axis]: Corporate Stock - Common | AXALTA COATING SYSTEMS LTD COM USD1.00
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	31,376
Investments, fair value	$ 1,014,000
Investment, par value	$ 1.00
Investment, Identifier [Axis]: Corporate Stock - Common | BAKER HUGHES CO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	134,500
Investments, fair value	$ 6,125,000
Investment, Identifier [Axis]: Corporate Stock - Common | BALCHEM CORP COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	6,771
Investments, fair value	$ 1,038,000
Investment, Identifier [Axis]: Corporate Stock - Common | BANK MARIN BANCORP COM STK
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	28,105
Investments, fair value	$ 731,000
Investment, Identifier [Axis]: Corporate Stock - Common | BANK NEW YORK MELLON CORP COM STK
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	81,200
Investments, fair value	$ 9,427,000
Investment, Identifier [Axis]: Corporate Stock - Common | BANK OF AMERICA CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	143,257
Investments, fair value	$ 7,879,000
Investment, Identifier [Axis]: Corporate Stock - Common | BARRATT REDROW PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	117,700
Investments, fair value	$ 603,000
Investment, Identifier [Axis]: Corporate Stock - Common | BASF - ORD SHS COMSTK
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	15,000
Investments, fair value	$ 783,000
Investment, Identifier [Axis]: Corporate Stock - Common | BAXTER INTL INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	156,300
Investments, fair value	$ 2,987,000
Investment, Identifier [Axis]: Corporate Stock - Common | BEAZLEY PLC (UK) ORD GBP0.05
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	26,600
Investments, fair value	$ 298,000
Investment, par value | £			0.05
Investment, Identifier [Axis]: Corporate Stock - Common | BECTON DICKINSON & CO COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	35,608
Investments, fair value	$ 6,910,000
Investment, Identifier [Axis]: Corporate Stock - Common | BETA TECHNOLOGIES INC CL A COM CL A COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	21,939
Investments, fair value	$ 619,000
Investment, Identifier [Axis]: Corporate Stock - Common | BHP GROUP LIMITED
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	7,500
Investments, fair value	$ 228,000
Investment, Identifier [Axis]: Corporate Stock - Common | BILLIONTOONE INC CL A CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	4,038
Investments, fair value	$ 330,000
Investment, Identifier [Axis]: Corporate Stock - Common | BIO-TECHNE CORP COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	21,408
Investments, fair value	$ 1,259,000
Investment, Identifier [Axis]: Corporate Stock - Common | BIOGEN INC COMMON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	7,842
Investments, fair value	$ 1,380,000
Investment, Identifier [Axis]: Corporate Stock - Common | BIOMARIN PHARMACEUTICAL INC COM ISIN CH0008107010
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	42,300
Investments, fair value	$ 2,514,000
Investment, Identifier [Axis]: Corporate Stock - Common | BLACKBAUD INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	40,019
Investments, fair value	$ 2,534,000
Investment, Identifier [Axis]: Corporate Stock - Common | BLACKLINE INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	27,343
Investments, fair value	$ 1,512,000
Investment, Identifier [Axis]: Corporate Stock - Common | BLOCK INC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	347,444
Investments, fair value	$ 22,615,000
Investment, Identifier [Axis]: Corporate Stock - Common | BLOOM ENERGY CORP CL A CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	20,701
Investments, fair value	$ 1,799,000
Investment, Identifier [Axis]: Corporate Stock - Common | BLUE BIRD CORP COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	20,282
Investments, fair value	$ 953,000
Investment, Identifier [Axis]: Corporate Stock - Common | BOEING CO COM USD5.00
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	64,765
Investments, fair value	$ 14,062,000
Investment, par value	$ 5.00
Investment, Identifier [Axis]: Corporate Stock - Common | BOISE CASCADE CO COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	14,409
Investments, fair value	$ 1,061,000
Investment, Identifier [Axis]: Corporate Stock - Common | BOLIDEN AB NPV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	18,100
Investments, fair value	$ 1,012,000
Investment, Identifier [Axis]: Corporate Stock - Common | BOOKING HLDGS INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	3,506
Investments, fair value	$ 18,776,000
Investment, Identifier [Axis]: Corporate Stock - Common | BOOT BARN HLDGS INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	9,441
Investments, fair value	$ 1,666,000
Investment, Identifier [Axis]: Corporate Stock - Common | BORG WARNER INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	20,440
Investments, fair value	$ 921,000
Investment, Identifier [Axis]: Corporate Stock - Common | BOWMAN CONSULTING GROUP LTD COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	8,998
Investments, fair value	$ 297,000
Investment, Identifier [Axis]: Corporate Stock - Common | BP ORD USD0.25
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	238,000
Investments, fair value	$ 1,385,000
Investment, par value	$ 0.25
Investment, Identifier [Axis]: Corporate Stock - Common | BRAZE INC CL A CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	46,160
Investments, fair value	$ 1,583,000
Investment, Identifier [Axis]: Corporate Stock - Common | BRIDGEBIO PHARMA INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	21,118
Investments, fair value	$ 1,615,000
Investment, Identifier [Axis]: Corporate Stock - Common | BRIDGEWATER BANCSHARES INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	38,369
Investments, fair value	$ 673,000
Investment, Identifier [Axis]: Corporate Stock - Common | BRIGHTSPRING HEALTH SVCS INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	46,758
Investments, fair value	$ 1,751,000
Investment, Identifier [Axis]: Corporate Stock - Common | BRIGHTVIEW HLDGS INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	85,665
Investments, fair value	$ 1,085,000
Investment, Identifier [Axis]: Corporate Stock - Common | BRISTOL MYERS SQUIBB CO COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	60,981
Investments, fair value	$ 3,289,000
Investment, Identifier [Axis]: Corporate Stock - Common | BROADCOM INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	137,569
Investments, fair value	$ 47,613,000
Investment, Identifier [Axis]: Corporate Stock - Common | BROADSTONE NET LEASE INC COM USD0.00025
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	51,445
Investments, fair value	$ 894,000
Investment, par value	$ 0.00025
Investment, Identifier [Axis]: Corporate Stock - Common | BROOKFIELD CORP VTG SHS CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	83,800
Investments, fair value	$ 3,846,000
Investment, Identifier [Axis]: Corporate Stock - Common | BRUKER CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	18,335
Investments, fair value	$ 864,000
Investment, Identifier [Axis]: Corporate Stock - Common | BULLISH ORD SHS USD0.002
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	14,838
Investments, fair value	$ 562,000
Investment, par value	$ 0.002
Investment, Identifier [Axis]: Corporate Stock - Common | BUNZL PLC ORD GBP0.32142857
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	16,700
Investments, fair value	$ 466,000
Investment, par value | £			0.32142857
Investment, Identifier [Axis]: Corporate Stock - Common | CALIX NETWORKS INC COMMON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	11,570
Investments, fair value	$ 612,000
Investment, Identifier [Axis]: Corporate Stock - Common | CALLAWAY GOLF COMPANY
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	120,818
Investments, fair value	$ 1,410,000
Investment, Identifier [Axis]: Corporate Stock - Common | CANON INC NPV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	24,600
Investments, fair value	$ 727,000
Investment, Identifier [Axis]: Corporate Stock - Common | CAPGEMINI EUR8
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	9,700
Investments, fair value	$ 1,621,000
Investment, par value | €		8
Investment, Identifier [Axis]: Corporate Stock - Common | CAPITAL ONE FINL CORP COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	32,397
Investments, fair value	$ 7,852,000
Investment, Identifier [Axis]: Corporate Stock - Common | CARDINAL HLTH INC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	2,083
Investments, fair value	$ 428,000
Investment, Identifier [Axis]: Corporate Stock - Common | CARDINAL INFRASTRUCTURE GROUP INC COM USD0.0001 CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	46,793
Investments, fair value	$ 1,131,000
Investment, par value	$ 0.001
Investment, Identifier [Axis]: Corporate Stock - Common | CARRIER GLOBAL CORPORATION COM USD0.01 WI
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	44,700
Investments, fair value	$ 2,362,000
Investment, par value	$ 0.01
Investment, Identifier [Axis]: Corporate Stock - Common | CBIZ INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	68,498
Investments, fair value	$ 3,456,000
Investment, Identifier [Axis]: Corporate Stock - Common | CCL INDUSTRIES INC CLASS'B'NON VTG COM NPV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	18,600
Investments, fair value	$ 1,176,000
Investment, Identifier [Axis]: Corporate Stock - Common | CDN NATL RAILWAYS COM NPV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	13,400
Investments, fair value	$ 1,327,000
Investment, Identifier [Axis]: Corporate Stock - Common | CELANESE CORP DEL COM STK
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	44,400
Investments, fair value	$ 1,877,000
Investment, Identifier [Axis]: Corporate Stock - Common | CELCUITY INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	7,778
Investments, fair value	$ 776,000
Investment, Identifier [Axis]: Corporate Stock - Common | CELSIUS HLDGS INC COM NEW COM NEW
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	24,214
Investments, fair value	$ 1,108,000
Investment, Identifier [Axis]: Corporate Stock - Common | CENTRAL GARDEN & PET CO COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	12,473
Investments, fair value	$ 401,000
Investment, Identifier [Axis]: Corporate Stock - Common | CF INDS HLDGS INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	60,175
Investments, fair value	$ 4,654,000
Investment, Identifier [Axis]: Corporate Stock - Common | CG ONCOLOGY INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	16,155
Investments, fair value	$ 671,000
Investment, Identifier [Axis]: Corporate Stock - Common | CHARTER COMMUNICATIONS INC NEW CL A CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	39,600
Investments, fair value	$ 8,267,000
Investment, Identifier [Axis]: Corporate Stock - Common | CHECK PT SOFTWARE TECHNOLOGIES ORDILS.01
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	6,000
Investments, fair value	$ 1,113,000
Investment, par value | ₪				₪ 0.01
Investment, Identifier [Axis]: Corporate Stock - Common | CHEFS' WAREHOUSE HOLDINGS IN
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	24,039
Investments, fair value	$ 1,498,000
Investment, Identifier [Axis]: Corporate Stock - Common | CHESAPEAKE UTILS CORP COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	8,326
Investments, fair value	$ 1,039,000
Investment, Identifier [Axis]: Corporate Stock - Common | CHEVRON CORP COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	24,129
Investments, fair value	$ 3,678,000
Investment, Identifier [Axis]: Corporate Stock - Common | CHIPOTLE MEXICAN GRILL INC COM STK
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	158,382
Investments, fair value	$ 5,860,000
Investment, Identifier [Axis]: Corporate Stock - Common | CHOICE HOTELS INTL INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	13,516
Investments, fair value	$ 1,288,000
Investment, Identifier [Axis]: Corporate Stock - Common | CHUBB LTD ORD CHF24.15
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	21,325
Investments, fair value	$ 6,656,000
Investment, par value | SFr					SFr 24.15
Investment, Identifier [Axis]: Corporate Stock - Common | CIE DE ST-GOBAIN EUR4
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	11,400
Investments, fair value	$ 1,164,000
Investment, par value | €		4
Investment, Identifier [Axis]: Corporate Stock - Common | CIENA CORP COM NEW
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	21,500
Investments, fair value	$ 5,028,000
Investment, Identifier [Axis]: Corporate Stock - Common | CITIGROUP INC COM NEW COM NEW
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	82,654
Investments, fair value	$ 9,645,000
Investment, Identifier [Axis]: Corporate Stock - Common | CIVISTA BANCSHARES INC COM NO PAR COM NOPAR
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	30,370
Investments, fair value	$ 675,000
Investment, Identifier [Axis]: Corporate Stock - Common | CK ASSET HOLDINGS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	145,300
Investments, fair value	$ 734,000
Investment, Identifier [Axis]: Corporate Stock - Common | CK HUTCHISON HLDGS HKD1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	223,000
Investments, fair value	$ 1,517,000
Investment, par value						$ 1
Investment, Identifier [Axis]: Corporate Stock - Common | COGNIZANT TECH SOLUTIONS CORP CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	49,300
Investments, fair value	$ 4,092,000
Investment, Identifier [Axis]: Corporate Stock - Common | COLGATE-PALMOLIVE CO COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	78,193
Investments, fair value	$ 6,179,000
Investment, Identifier [Axis]: Corporate Stock - Common | COLUMBIA SPORTSWEAR CO COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	13,536
Investments, fair value	$ 746,000
Investment, Identifier [Axis]: Corporate Stock - Common | COMCAST CORP NEW-CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	389,320
Investments, fair value	$ 11,637,000
Investment, Identifier [Axis]: Corporate Stock - Common | COMMVAULT SYS INC COM STK
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	13,679
Investments, fair value	$ 1,715,000
Investment, Identifier [Axis]: Corporate Stock - Common | COMP.FIN.RICHEMONT CHF1 (REGD)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	7,100
Investments, fair value	$ 1,542,000
Investment, par value | SFr					1
Investment, Identifier [Axis]: Corporate Stock - Common | CONAGRA BRANDS INC COM USD5
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	53,194
Investments, fair value	$ 921,000
Investment, par value	$ 5
Investment, Identifier [Axis]: Corporate Stock - Common | CONOCOPHILLIPS COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	96,897
Investments, fair value	$ 9,071,000
Investment, Identifier [Axis]: Corporate Stock - Common | CONSTRUCTION PARTNERS INC CL A CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	12,531
Investments, fair value	$ 1,360,000
Investment, Identifier [Axis]: Corporate Stock - Common | COPT DEFENSE PROPERTIES COM STK USD0.01
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	52,130
Investments, fair value	$ 1,449,000
Investment, par value	$ 0.01
Investment, Identifier [Axis]: Corporate Stock - Common | COREBRIDGE FINL INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	45,648
Investments, fair value	$ 1,377,000
Investment, Identifier [Axis]: Corporate Stock - Common | COUPANG INC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	232,363
Investments, fair value	$ 5,481,000
Investment, Identifier [Axis]: Corporate Stock - Common | CRANE NXT CO COM USD1.00
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	20,285
Investments, fair value	$ 955,000
Investment, par value	$ 1.00
Investment, Identifier [Axis]: Corporate Stock - Common | CREDO TECHNOLOGY GROUP HOLDING LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	20,251
Investments, fair value	$ 2,914,000
Investment, Identifier [Axis]: Corporate Stock - Common | CSW INDUSTRIALS INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	6,039
Investments, fair value	$ 1,773,000
Investment, Identifier [Axis]: Corporate Stock - Common | CSX CORP COM STK
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	132,935
Investments, fair value	$ 4,819,000
Investment, Identifier [Axis]: Corporate Stock - Common | CTS EVENTIM AG & C NPV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	7,100
Investments, fair value	$ 655,000
Investment, Identifier [Axis]: Corporate Stock - Common | CUBESMART
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	7,764
Investments, fair value	$ 280,000
Investment, Identifier [Axis]: Corporate Stock - Common | CUMMINS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	2,465
Investments, fair value	$ 1,258,000
Investment, Identifier [Axis]: Corporate Stock - Common | CVS HEALTH CORP COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	255,081
Investments, fair value	$ 20,243,000
Investment, Identifier [Axis]: Corporate Stock - Common | CYTOKINETICS INC COMMON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	8,950
Investments, fair value	$ 569,000
Investment, Identifier [Axis]: Corporate Stock - Common | D-WAVE QUANTUM INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	21,457
Investments, fair value	$ 561,000
Investment, Identifier [Axis]: Corporate Stock - Common | DAI NIPPON PRINTNG NPV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	26,300
Investments, fair value	$ 452,000
Investment, Identifier [Axis]: Corporate Stock - Common | DAIKIN INDUSTRIES NPV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	6,000
Investments, fair value	$ 769,000
Investment, Identifier [Axis]: Corporate Stock - Common | DANAHER CORP COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	23,479
Investments, fair value	$ 5,375,000
Investment, Identifier [Axis]: Corporate Stock - Common | DATADOG INC COM USD0.00001 CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	51,268
Investments, fair value	$ 6,972,000
Investment, par value	$ 0.00001
Investment, Identifier [Axis]: Corporate Stock - Common | DBS GROUP HLDGS NPV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	50,100
Investments, fair value	$ 2,196,000
Investment, Identifier [Axis]: Corporate Stock - Common | DCC ORD EUR0.25 (CDI)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	21,190
Investments, fair value	$ 1,320,000
Investment, par value | €		0.25
Investment, Identifier [Axis]: Corporate Stock - Common | DENALI THERAPEUTICS INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	34,108
Investments, fair value	$ 563,000
Investment, Identifier [Axis]: Corporate Stock - Common | DEUTSCHE BOERSE AG NPV(REGD)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	5,800
Investments, fair value	$ 1,524,000
Investment, Identifier [Axis]: Corporate Stock - Common | DEUTSCHE POST AG NPV(REGD)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	23,300
Investments, fair value	$ 1,279,000
Investment, Identifier [Axis]: Corporate Stock - Common | DIANTHUS THERAPEUTICS INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	14,283
Investments, fair value	$ 589,000
Investment, Identifier [Axis]: Corporate Stock - Common | DNB ASA NOK
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	74,400
Investments, fair value	$ 2,076,000
Investment, Identifier [Axis]: Corporate Stock - Common | DOMINION ENERGY INC COM STK NPV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	75,335
Investments, fair value	$ 4,414,000
Investment, Identifier [Axis]: Corporate Stock - Common | DONNELLEY FINL SOLUTIONS INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	56,529
Investments, fair value	$ 2,639,000
Investment, Identifier [Axis]: Corporate Stock - Common | DOORDASH INC CL A COM USD0.00001 CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	30,500
Investments, fair value	$ 6,908,000
Investment, par value	$ 0.00001
Investment, Identifier [Axis]: Corporate Stock - Common | DORMAN PRODS INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	20,803
Investments, fair value	$ 2,563,000
Investment, Identifier [Axis]: Corporate Stock - Common | DOVER CORP COM USD1.00
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	7,373
Investments, fair value	$ 1,440,000
Investment, par value	$ 1.00
Investment, Identifier [Axis]: Corporate Stock - Common | DUCOMMUN INC DEL COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	12,665
Investments, fair value	$ 1,205,000
Investment, Identifier [Axis]: Corporate Stock - Common | DUTCH BROS INC CL A CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	26,511
Investments, fair value	$ 1,623,000
Investment, Identifier [Axis]: Corporate Stock - Common | EAGLE BANCORP INC MD COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	32,359
Investments, fair value	$ 693,000
Investment, Identifier [Axis]: Corporate Stock - Common | EDENRED EUR2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	42,009
Investments, fair value	$ 933,000
Investment, par value | €		2
Investment, Identifier [Axis]: Corporate Stock - Common | EDGEWISE THERAPEUTICS INC COM USD0.0001
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	11,253
Investments, fair value	$ 279,000
Investment, par value	$ 0.0001
Investment, Identifier [Axis]: Corporate Stock - Common | ELANCO ANIMAL HEALTH INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	243,500
Investments, fair value	$ 5,510,000
Investment, Identifier [Axis]: Corporate Stock - Common | ELEMENT SOLUTION INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	87,345
Investments, fair value	$ 2,183,000
Investment, Identifier [Axis]: Corporate Stock - Common | ELEVANCE HEALTH INC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	20,972
Investments, fair value	$ 7,352,000
Investment, Identifier [Axis]: Corporate Stock - Common | ELI LILLY & CO COM NPV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	19,218
Investments, fair value	$ 20,653,000
Investment, Identifier [Axis]: Corporate Stock - Common | ENOVIS CORPORATION COM USD0.001
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	22,373
Investments, fair value	$ 596,000
Investment, par value	$ 0.001
Investment, Identifier [Axis]: Corporate Stock - Common | ENPRO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	6,091
Investments, fair value	$ 1,304,000
Investment, Identifier [Axis]: Corporate Stock - Common | ENTEGRIS INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	102,775
Investments, fair value	$ 8,659,000
Investment, Identifier [Axis]: Corporate Stock - Common | ENVISTA HLDGS CORP COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	84,214
Investments, fair value	$ 1,828,000
Investment, Identifier [Axis]: Corporate Stock - Common | EOG RESOURCES INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	21,755
Investments, fair value	$ 2,284,000
Investment, Identifier [Axis]: Corporate Stock - Common | EPLUS INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	25,202
Investments, fair value	$ 2,210,000
Investment, Identifier [Axis]: Corporate Stock - Common | EQT CORP COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	25,410
Investments, fair value	$ 1,362,000
Investment, Identifier [Axis]: Corporate Stock - Common | EQTY RESDNTL EFF 5/15/02
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	92,182
Investments, fair value	$ 5,811,000
Investment, Identifier [Axis]: Corporate Stock - Common | EQUIFAX INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	12,332
Investments, fair value	$ 2,676,000
Investment, Identifier [Axis]: Corporate Stock - Common | EQUITABLE HLDGS INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	123,471
Investments, fair value	$ 5,883,000
Investment, Identifier [Axis]: Corporate Stock - Common | ESAB CORPORATION COM USD0.001 WI
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	7,536
Investments, fair value	$ 842,000
Investment, par value	$ 0.001
Investment, Identifier [Axis]: Corporate Stock - Common | ESCO TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	6,519
Investments, fair value	$ 1,274,000
Investment, Identifier [Axis]: Corporate Stock - Common | ESSITY AB SER'B'NPV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	44,000
Investments, fair value	$ 1,266,000
Investment, Identifier [Axis]: Corporate Stock - Common | EUROFINS SCIENTIFI EUR0.01
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	18,100
Investments, fair value	$ 1,326,000
Investment, par value | €		0.01
Investment, Identifier [Axis]: Corporate Stock - Common | EVERUS CONSTR GROUP INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	14,396
Investments, fair value	$ 1,232,000
Investment, Identifier [Axis]: Corporate Stock - Common | EXOR NV EUR0.01
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	4,100
Investments, fair value	$ 349,000
Investment, par value | €		0.01
Investment, Identifier [Axis]: Corporate Stock - Common | EXPAND ENERGY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	30,371
Investments, fair value	$ 3,352,000
Investment, Identifier [Axis]: Corporate Stock - Common | EXPONENT INC COM STK
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	9,980
Investments, fair value	$ 693,000
Investment, Identifier [Axis]: Corporate Stock - Common | EXTREME NETWORKS INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	55,930
Investments, fair value	$ 931,000
Investment, Identifier [Axis]: Corporate Stock - Common | EXXON MOBIL CORP COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	45,541
Investments, fair value	$ 5,480,000
Investment, Identifier [Axis]: Corporate Stock - Common | FABRINET COM USD0.01
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	27,026
Investments, fair value	$ 12,304,000
Investment, par value	$ 0.01
Investment, Identifier [Axis]: Corporate Stock - Common | FAIRFAX FINL HLDGS SUB-VTG COM NPV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	800
Investments, fair value	$ 1,527,000
Investment, Identifier [Axis]: Corporate Stock - Common | FANUC CORP NPV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	29,900
Investments, fair value	$ 1,161,000
Investment, Identifier [Axis]: Corporate Stock - Common | FDJ UNITED EUR0.40 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	8,400
Investments, fair value	$ 233,000
Investment, par value | €		0.40
Investment, Identifier [Axis]: Corporate Stock - Common | FEDERATED HERMES INC COM NPV CLASS B
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	18,989
Investments, fair value	$ 989,000
Investment, Identifier [Axis]: Corporate Stock - Common | FEDEX CORP COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	46,900
Investments, fair value	$ 13,548,000
Investment, Identifier [Axis]: Corporate Stock - Common | FIDELITY NATL INFORMATION SVCS INC COM STK
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	133,600
Investments, fair value	$ 8,879,000
Investment, Identifier [Axis]: Corporate Stock - Common | FIGURE TECHNOLOGY SOLUTIONS INC CL A CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	10,468
Investments, fair value	$ 428,000
Investment, Identifier [Axis]: Corporate Stock - Common | FINNING INTL INC COM NPV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	18,200
Investments, fair value	$ 987,000
Investment, Identifier [Axis]: Corporate Stock - Common | FIRST ADVANTAGE CORP NEW COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	66,352
Investments, fair value	$ 964,000
Investment, Identifier [Axis]: Corporate Stock - Common | FIRST BANCORP N C COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	26,157
Investments, fair value	$ 1,329,000
Investment, Identifier [Axis]: Corporate Stock - Common | FIRST BANCORP P R COM NEW COM NEW
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	50,601
Investments, fair value	$ 1,049,000
Investment, Identifier [Axis]: Corporate Stock - Common | FIRST CTZNS BANCSHARES INC CL A CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	300
Investments, fair value	$ 644,000
Investment, Identifier [Axis]: Corporate Stock - Common | FISERV INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	154,125
Investments, fair value	$ 10,353,000
Investment, Identifier [Axis]: Corporate Stock - Common | FLAGSTAR BANK NA
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	78,934
Investments, fair value	$ 994,000
Investment, Identifier [Axis]: Corporate Stock - Common | FORMFACTOR INC COM STK
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	15,307
Investments, fair value	$ 854,000
Investment, Identifier [Axis]: Corporate Stock - Common | FORTIVE CORP COM MON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	203,560
Investments, fair value	$ 11,239,000
Investment, Identifier [Axis]: Corporate Stock - Common | FOX CORP CL A CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	18,778
Investments, fair value	$ 1,372,000
Investment, Identifier [Axis]: Corporate Stock - Common | FOX CORP CL B CL B
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	42,500
Investments, fair value	$ 2,760,000
Investment, Identifier [Axis]: Corporate Stock - Common | FRANKLIN COVEY CO COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	56,708
Investments, fair value	$ 952,000
Investment, Identifier [Axis]: Corporate Stock - Common | FRONTDOOR INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	43,103
Investments, fair value	$ 2,487,000
Investment, Identifier [Axis]: Corporate Stock - Common | FTAI INFRASTRUCTURE INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	248,715
Investments, fair value	$ 1,147,000
Investment, Identifier [Axis]: Corporate Stock - Common | FTI CONSULTING INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	10,301
Investments, fair value	$ 1,760,000
Investment, Identifier [Axis]: Corporate Stock - Common | FUJITSU NPV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	78,100
Investments, fair value	$ 2,157,000
Investment, Identifier [Axis]: Corporate Stock - Common | FULLER H B CO COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	14,857
Investments, fair value	$ 883,000
Investment, Identifier [Axis]: Corporate Stock - Common | GALLAGHER ARTHUR J & CO COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,900
Investments, fair value	$ 492,000
Investment, Identifier [Axis]: Corporate Stock - Common | GAMING & LEISURE PPTYS INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	42,520
Investments, fair value	$ 1,900,000
Investment, Identifier [Axis]: Corporate Stock - Common | GE AEROSPACE
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	33,284
Investments, fair value	$ 10,252,000
Investment, Identifier [Axis]: Corporate Stock - Common | GE HEALTHCARE TECHNOLOGIES INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	85,600
Investments, fair value	$ 7,021,000
Investment, Identifier [Axis]: Corporate Stock - Common | GENEDX HOLDINGS CORP CL A NEW
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	4,286
Investments, fair value	$ 557,000
Investment, Identifier [Axis]: Corporate Stock - Common | GENIUS SPORTS LTD COM NPV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	101,363
Investments, fair value	$ 1,117,000
Investment, Identifier [Axis]: Corporate Stock - Common | GIBRALTAR INDS INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	18,098
Investments, fair value	$ 895,000
Investment, Identifier [Axis]: Corporate Stock - Common | GILEAD SCIENCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	82,200
Investments, fair value	$ 10,089,000
Investment, Identifier [Axis]: Corporate Stock - Common | GLAUKOS CORP COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	16,892
Investments, fair value	$ 1,907,000
Investment, Identifier [Axis]: Corporate Stock - Common | GLENCORE PLC ORD USD0.01
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	212,500
Investments, fair value	$ 1,162,000
Investment, par value	$ 0.01
Investment, Identifier [Axis]: Corporate Stock - Common | GLOBAL PMTS INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	6,533
Investments, fair value	$ 506,000
Investment, Identifier [Axis]: Corporate Stock - Common | GLOBUS MED INC CL A NEW COM STK
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	15,631
Investments, fair value	$ 1,365,000
Investment, Identifier [Axis]: Corporate Stock - Common | GOLDMAN SACHS GROUP INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	5,100
Investments, fair value	$ 4,483,000
Investment, Identifier [Axis]: Corporate Stock - Common | GRID DYNAMICS HOLDINGS INC COM USD0.0001CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	101,223
Investments, fair value	$ 914,000
Investment, par value	$ 0.0001
Investment, Identifier [Axis]: Corporate Stock - Common | GSK PLC ORD GBP0.3125
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	53,000
Investments, fair value	$ 1,301,000
Investment, par value | £			0.3125
Investment, Identifier [Axis]: Corporate Stock - Common | GUARDANT HEALTH INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	20,694
Investments, fair value	$ 2,114,000
Investment, Identifier [Axis]: Corporate Stock - Common | GULFPORT ENERGY CORP COM USD0.01
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	3,714
Investments, fair value	$ 772,000
Investment, par value	$ 0.01
Investment, Identifier [Axis]: Corporate Stock - Common | GXO LOGISTICS INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	22,637
Investments, fair value	$ 1,192,000
Investment, Identifier [Axis]: Corporate Stock - Common | HA SUSTAINABLE INFRASTRUCTURE CAPITAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	45,248
Investments, fair value	$ 1,422,000
Investment, Identifier [Axis]: Corporate Stock - Common | HALEON PLC ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	435,176
Investments, fair value	$ 4,400,000
Investment, Identifier [Axis]: Corporate Stock - Common | HALOZYME THERAPEUTICS INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	7,905
Investments, fair value	$ 532,000
Investment, Identifier [Axis]: Corporate Stock - Common | HAMILTON LANE INC CL A CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	13,035
Investments, fair value	$ 1,751,000
Investment, Identifier [Axis]: Corporate Stock - Common | HARMONIC INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	105,534
Investments, fair value	$ 1,044,000
Investment, Identifier [Axis]: Corporate Stock - Common | HEARTFLOW INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	20,831
Investments, fair value	$ 607,000
Investment, Identifier [Axis]: Corporate Stock - Common | HEIDELBERG MATERIALS AG
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	7,700
Investments, fair value	$ 2,017,000
Investment, Identifier [Axis]: Corporate Stock - Common | HERITAGE FINL CORP WASH COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	55,885
Investments, fair value	$ 1,322,000
Investment, Identifier [Axis]: Corporate Stock - Common | HITACHI NPV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	89,500
Investments, fair value	$ 2,799,000
Investment, Identifier [Axis]: Corporate Stock - Common | HOME DEPOT INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	12,094
Investments, fair value	$ 4,162,000
Investment, Identifier [Axis]: Corporate Stock - Common | HOMETRUST BANCSHARES INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	15,353
Investments, fair value	$ 659,000
Investment, Identifier [Axis]: Corporate Stock - Common | HORACE MANN EDUCATORS CORP COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	26,188
Investments, fair value	$ 1,209,000
Investment, Identifier [Axis]: Corporate Stock - Common | HOULIHAN LOKEY INC CL A CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	5,295
Investments, fair value	$ 922,000
Investment, Identifier [Axis]: Corporate Stock - Common | HOWMET AEROSPACE INC COM USD1.00 WI
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	65,541
Investments, fair value	$ 13,437,000
Investment, par value	$ 1.00
Investment, Identifier [Axis]: Corporate Stock - Common | HP INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	110,100
Investments, fair value	$ 2,453,000
Investment, Identifier [Axis]: Corporate Stock - Common | HUBSPOT INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	32,045
Investments, fair value	$ 12,860,000
Investment, Identifier [Axis]: Corporate Stock - Common | HUMANA INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	33,682
Investments, fair value	$ 8,627,000
Investment, Identifier [Axis]: Corporate Stock - Common | HUNTINGTON BANCSHARES INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	276,754
Investments, fair value	$ 4,802,000
Investment, Identifier [Axis]: Corporate Stock - Common | HURON CONSULTING GROUP INC COM STK
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	14,221
Investments, fair value	$ 2,459,000
Investment, Identifier [Axis]: Corporate Stock - Common | ICU MED INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	4,899
Investments, fair value	$ 699,000
Investment, Identifier [Axis]: Corporate Stock - Common | IDACORP INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	10,230
Investments, fair value	$ 1,295,000
Investment, Identifier [Axis]: Corporate Stock - Common | IDEX CORP COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	3,300
Investments, fair value	$ 587,000
Investment, Identifier [Axis]: Corporate Stock - Common | INCHCAPE ORD GBP0.10
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	75,700
Investments, fair value	$ 783,000
Investment, par value | £			0.10
Investment, Identifier [Axis]: Corporate Stock - Common | INCYTE CORP COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	37,000
Investments, fair value	$ 3,654,000
Investment, Identifier [Axis]: Corporate Stock - Common | INDEPENDENCE RLTY TR INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	81,420
Investments, fair value	$ 1,423,000
Investment, Identifier [Axis]: Corporate Stock - Common | INDEPENDENT BK CORP MASS COM COM STK USD0.01
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	17,383
Investments, fair value	$ 1,270,000
Investment, par value	$ 0.01
Investment, Identifier [Axis]: Corporate Stock - Common | INFINEON TECHNOLOG ORD NPV (REGD)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	35,500
Investments, fair value	$ 1,573,000
Investment, Identifier [Axis]: Corporate Stock - Common | INFORMA PLC (GB) ORD GBP0.001
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	46,900
Investments, fair value	$ 558,000
Investment, par value | £			0.001
Investment, Identifier [Axis]: Corporate Stock - Common | ING GROEP N.V. EUR0.01
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	58,800
Investments, fair value	$ 1,658,000
Investment, par value | €		0.01
Investment, Identifier [Axis]: Corporate Stock - Common | INGERSOLL RAND INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	57,106
Investments, fair value	$ 4,524,000
Investment, Identifier [Axis]: Corporate Stock - Common | INSIGHT ENTERPRISES INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	22,250
Investments, fair value	$ 1,813,000
Investment, Identifier [Axis]: Corporate Stock - Common | INTEGER HLDGS CORP COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	20,857
Investments, fair value	$ 1,636,000
Investment, Identifier [Axis]: Corporate Stock - Common | INTEL CORP COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	70,859
Investments, fair value	$ 2,615,000
Investment, Identifier [Axis]: Corporate Stock - Common | INTERPARFUMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	37,783
Investments, fair value	$ 3,205,000
Investment, Identifier [Axis]: Corporate Stock - Common | INTL FLAVORS & FRAGRANCES INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	74,300
Investments, fair value	$ 5,007,000
Investment, Identifier [Axis]: Corporate Stock - Common | INTL PAPER CO COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	146,302
Investments, fair value	$ 5,763,000
Investment, Identifier [Axis]: Corporate Stock - Common | INTUIT COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	34,894
Investments, fair value	$ 23,114,000
Investment, Identifier [Axis]: Corporate Stock - Common | INTUITIVE SURGICAL INC COM NEW STK
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	35,303
Investments, fair value	$ 19,994,000
Investment, Identifier [Axis]: Corporate Stock - Common | IONQ INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	14,399
Investments, fair value	$ 646,000
Investment, Identifier [Axis]: Corporate Stock - Common | IPG PHOTONICS CORP COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	14,657
Investments, fair value	$ 1,049,000
Investment, Identifier [Axis]: Corporate Stock - Common | ITT INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	7,585
Investments, fair value	$ 1,316,000
Investment, Identifier [Axis]: Corporate Stock - Common | J & J SNACK FOODS CORP COM STK NPV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	4,662
Investments, fair value	$ 421,000
Investment, Identifier [Axis]: Corporate Stock - Common | JBT MAREL CORPORATION
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	9,238
Investments, fair value	$ 1,392,000
Investment, Identifier [Axis]: Corporate Stock - Common | JFROG LTD COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	21,902
Investments, fair value	$ 1,368,000
Investment, Identifier [Axis]: Corporate Stock - Common | JOHNSON & JOHNSON COM USD1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	10,895
Investments, fair value	$ 2,255,000
Investment, par value	$ 1
Investment, Identifier [Axis]: Corporate Stock - Common | JOHNSON CTLS INTL PLC COM USD0.01
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	144,100
Investments, fair value	$ 17,256,000
Investment, par value	$ 0.01
Investment, Identifier [Axis]: Corporate Stock - Common | JPMORGAN CHASE & CO COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	28,213
Investments, fair value	$ 9,091,000
Investment, Identifier [Axis]: Corporate Stock - Common | JULIUS BAER GRUPPE CHF0.02 (REGD)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	13,500
Investments, fair value	$ 1,063,000
Investment, par value | SFr					0.02
Investment, Identifier [Axis]: Corporate Stock - Common | KADANT INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	3,287
Investments, fair value	$ 937,000
Investment, Identifier [Axis]: Corporate Stock - Common | KARMAN HLDGS INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	13,535
Investments, fair value	$ 990,000
Investment, Identifier [Axis]: Corporate Stock - Common | KBC GROEP NV NPV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	11,600
Investments, fair value	$ 1,516,000
Investment, Identifier [Axis]: Corporate Stock - Common | KENVUE INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	200,202
Investments, fair value	$ 3,453,000
Investment, Identifier [Axis]: Corporate Stock - Common | KESTRA MEDICAL TECHNOLOGIES LTD COM USD1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	25,491
Investments, fair value	$ 676,000
Investment, Identifier [Axis]: Corporate Stock - Common | KEURIG DR PEPPER INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	10,747
Investments, fair value	$ 301,000
Investment, Identifier [Axis]: Corporate Stock - Common | KIMBERLY-CLARK CORP COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	37,066
Investments, fair value	$ 3,740,000
Investment, Identifier [Axis]: Corporate Stock - Common | KINDER MORGAN INC DEL COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	11,900
Investments, fair value	$ 327,000
Investment, Identifier [Axis]: Corporate Stock - Common | KINGFISHER ORD GBP0.157142857
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	148,300
Investments, fair value	$ 624,000
Investment, par value | £			0.157142857
Investment, Identifier [Axis]: Corporate Stock - Common | KIRBY CORP COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	24,947
Investments, fair value	$ 2,749,000
Investment, Identifier [Axis]: Corporate Stock - Common | KLAVIYO INC COM SER A COM SER A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	43,910
Investments, fair value	$ 1,426,000
Investment, Identifier [Axis]: Corporate Stock - Common | KNIGHT-SWIFT TRANSN HLDGS INC CL A CLASSA COMMON STOCK USD0.01
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	23,413
Investments, fair value	$ 1,224,000
Investment, par value	$ 0.01
Investment, Identifier [Axis]: Corporate Stock - Common | KOMATSU NPV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	24,800
Investments, fair value	$ 791,000
Investment, Identifier [Axis]: Corporate Stock - Common | KONINKLIJKE PHILIP EUR0.20
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	22,458
Investments, fair value	$ 613,000
Investment, par value | €		0.20
Investment, Identifier [Axis]: Corporate Stock - Common | KRATOS DEFENSE & SECURITY SOLUTIONS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	23,794
Investments, fair value	$ 1,806,000
Investment, Identifier [Axis]: Corporate Stock - Common | KYMERA THERAPEUTICS INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	9,757
Investments, fair value	$ 759,000
Investment, Identifier [Axis]: Corporate Stock - Common | KYOCERA CORP NPV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	71,900
Investments, fair value	$ 1,008,000
Investment, Identifier [Axis]: Corporate Stock - Common | L3HARRIS TECHNOLOGIES INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	5,803,432
Investments, fair value	$ 1,703,714,000
Investment, Identifier [Axis]: Corporate Stock - Common | LANDSTAR SYS INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	11,759
Investments, fair value	$ 1,690,000
Investment, Identifier [Axis]: Corporate Stock - Common | LAS VEGAS SANDS CORP COM STK
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	92,384
Investments, fair value	$ 6,013,000
Investment, Identifier [Axis]: Corporate Stock - Common | LATTICE SEMICONDUCTOR CORP COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	96,745
Investments, fair value	$ 7,118,000
Investment, Identifier [Axis]: Corporate Stock - Common | LAUREATE ED INC COM CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	44,269
Investments, fair value	$ 1,491,000
Investment, Identifier [Axis]: Corporate Stock - Common | LEGAL & GENERAL GP ORD GBP0.025
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	321,000
Investments, fair value	$ 1,131,000
Investment, par value | £			0.025
Investment, Identifier [Axis]: Corporate Stock - Common | LEGENCE CORP CL A CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	16,321
Investments, fair value	$ 702,000
Investment, Identifier [Axis]: Corporate Stock - Common | LEMAITRE VASCULAR INC COM STK
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	4,761
Investments, fair value	$ 386,000
Investment, Identifier [Axis]: Corporate Stock - Common | LINDE PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	2,100
Investments, fair value	$ 895,000
Investment, Identifier [Axis]: Corporate Stock - Common | LLOYDS BANKING GP ORD GBP0.1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,870,300
Investments, fair value	$ 2,471,000
Investment, par value | £			0.1
Investment, Identifier [Axis]: Corporate Stock - Common | LOAR HOLDINGS INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	14,041
Investments, fair value	$ 955,000
Investment, Identifier [Axis]: Corporate Stock - Common | LOEWS CORP COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	55,228
Investments, fair value	$ 5,816,000
Investment, Identifier [Axis]: Corporate Stock - Common | LPL FINL HLDGS INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	10,900
Investments, fair value	$ 3,893,000
Investment, Identifier [Axis]: Corporate Stock - Common | LUMENTUM HLDGS INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	2,887
Investments, fair value	$ 1,064,000
Investment, Identifier [Axis]: Corporate Stock - Common | LUMEXA IMAGING HLDGS INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	36,110
Investments, fair value	$ 668,000
Investment, Identifier [Axis]: Corporate Stock - Common | LYONDELLBASELL IND N V COM USD0.01 CL 'A'
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	44,400
Investments, fair value	$ 1,923,000
Investment, par value	$ 0.01
Investment, Identifier [Axis]: Corporate Stock - Common | MACOM TECHNOLOGY SOLUTIONS HOLDINGS INC COM STK
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	8,477
Investments, fair value	$ 1,452,000
Investment, Identifier [Axis]: Corporate Stock - Common | MACQUARIE GP LTD NPV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	7,700
Investments, fair value	$ 1,043,000
Investment, Identifier [Axis]: Corporate Stock - Common | MAGIC LEAP INC CLASS A COM STK TROWE PRICE ONLY
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	756
Investments, fair value	$ 0
Investment, Identifier [Axis]: Corporate Stock - Common | MAGNOLIA OIL & GAS CORP CL A CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	56,998
Investments, fair value	$ 1,248,000
Investment, Identifier [Axis]: Corporate Stock - Common | MAGNUM ICE CREAM C ORD EUR3.50 (DI)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	3,025
Investments, fair value	$ 48,000
Investment, par value | €		3.50
Investment, Identifier [Axis]: Corporate Stock - Common | MAREX GROUP PLC COM USD0.001241
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	32,794
Investments, fair value	$ 1,258,000
Investment, par value	$ 0.001241
Investment, Identifier [Axis]: Corporate Stock - Common | MASTERCARD INCORPORATED COM USD0.0001 CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	49,950
Investments, fair value	$ 28,515,000
Investment, par value	$ 0.0001
Investment, Identifier [Axis]: Corporate Stock - Common | MATADOR RES CO COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	31,681
Investments, fair value	$ 1,345,000
Investment, Identifier [Axis]: Corporate Stock - Common | MATTEL INC COM STOCK 1.00 PAR
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	93,293
Investments, fair value	$ 1,851,000
Investment, par value	$ 1.00
Investment, Identifier [Axis]: Corporate Stock - Common | MCGRATH RENTCORP COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	19,276
Investments, fair value	$ 2,023,000
Investment, Identifier [Axis]: Corporate Stock - Common | MEDTRONIC PLC COMMON STOCK STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	64,857
Investments, fair value	$ 6,230,000
Investment, Identifier [Axis]: Corporate Stock - Common | MERCK & CO INC NEW COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	41,173
Investments, fair value	$ 4,334,000
Investment, Identifier [Axis]: Corporate Stock - Common | MERCK KGAA NPV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	10,300
Investments, fair value	$ 1,483,000
Investment, Identifier [Axis]: Corporate Stock - Common | MERIT MED SYS INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	19,831
Investments, fair value	$ 1,748,000
Investment, Identifier [Axis]: Corporate Stock - Common | MESA LABS INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	5,703
Investments, fair value	$ 448,000
Investment, Identifier [Axis]: Corporate Stock - Common | META PLATFORMS INC COM USD0.000006 CL 'A'
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	71,029
Investments, fair value	$ 46,886,000
Investment, par value	$ 0.000006
Investment, Identifier [Axis]: Corporate Stock - Common | METHANEX CORP COM STK
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	27,550
Investments, fair value	$ 1,094,000
Investment, Identifier [Axis]: Corporate Stock - Common | METLIFE INC COM STK USD0.01
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	288,884
Investments, fair value	$ 22,805,000
Investment, par value	$ 0.01
Investment, Identifier [Axis]: Corporate Stock - Common | MICROCHIP TECHNOLOGY INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	17,300
Investments, fair value	$ 1,102,000
Investment, Identifier [Axis]: Corporate Stock - Common | MICROSOFT CORP COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	256,235
Investments, fair value	$ 123,920,000
Investment, Identifier [Axis]: Corporate Stock - Common | MID PENN BANCORP INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	25,014
Investments, fair value	$ 776,000
Investment, Identifier [Axis]: Corporate Stock - Common | MIDDLEBY CORP COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	8,941
Investments, fair value	$ 1,329,000
Investment, Identifier [Axis]: Corporate Stock - Common | MINERALYS THERAPEUTICS INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	15,562
Investments, fair value	$ 565,000
Investment, Identifier [Axis]: Corporate Stock - Common | MODINE MFG CO COM STK
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	12,861
Investments, fair value	$ 1,717,000
Investment, Identifier [Axis]: Corporate Stock - Common | MOLSON COORS BEVERAGE COMPANY COM USD0.01 CLASS B
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	59,000
Investments, fair value	$ 2,754,000
Investment, par value	$ 0.01
Investment, Identifier [Axis]: Corporate Stock - Common | MONGODB INC CL A CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	17,325
Investments, fair value	$ 7,271,000
Investment, Identifier [Axis]: Corporate Stock - Common | MONTROSE ENVIRONMENTAL GROUP INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	40,572
Investments, fair value	$ 1,007,000
Investment, Identifier [Axis]: Corporate Stock - Common | MOOG INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	10,683
Investments, fair value	$ 2,602,000
Investment, Identifier [Axis]: Corporate Stock - Common | MORGAN STANLEY COM STK USD0.01
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	5,231
Investments, fair value	$ 929,000
Investment, par value	$ 0.01
Investment, Identifier [Axis]: Corporate Stock - Common | NATERA INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	39,971
Investments, fair value	$ 9,157,000
Investment, Identifier [Axis]: Corporate Stock - Common | NATIONAL RESH CORP COM NEW CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	44,317
Investments, fair value	$ 832,000
Investment, Identifier [Axis]: Corporate Stock - Common | NATIONAL STORAGE AFFILIATES TR COM SHS BEN INT COM SHS BEN INT
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	15,780
Investments, fair value	$ 445,000
Investment, Identifier [Axis]: Corporate Stock - Common | NATIONAL VISION HLDGS INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	51,385
Investments, fair value	$ 1,327,000
Investment, Identifier [Axis]: Corporate Stock - Common | NCR ATLEOS CORPORATION COM USD0.01 WI
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	30,046
Investments, fair value	$ 1,145,000
Investment, par value	$ 0.01
Investment, Identifier [Axis]: Corporate Stock - Common | NEPTUNE INS HLDGS INC CL A CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	24,774
Investments, fair value	$ 722,000
Investment, Identifier [Axis]: Corporate Stock - Common | NESTLE SA
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	21,300
Investments, fair value	$ 2,117,000
Investment, Identifier [Axis]: Corporate Stock - Common | NETFLIX INC COM STK
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	112,149
Investments, fair value	$ 10,515,000
Investment, Identifier [Axis]: Corporate Stock - Common | NETSKOPE INC CL A CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	17,785
Investments, fair value	$ 312,000
Investment, Identifier [Axis]: Corporate Stock - Common | NETSTREIT CORP COM USD0.01
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	44,122
Investments, fair value	$ 778,000
Investment, par value	$ 0.01
Investment, Identifier [Axis]: Corporate Stock - Common | NEUROCRINE BIOSCIENCES INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	17,551
Investments, fair value	$ 2,489,000
Investment, Identifier [Axis]: Corporate Stock - Common | NEWAMSTERDAM PHARMA CO NV ORD
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	13,151
Investments, fair value	$ 461,000
Investment, Identifier [Axis]: Corporate Stock - Common | NEWS CORP COM CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	189,539
Investments, fair value	$ 4,951,000
Investment, Identifier [Axis]: Corporate Stock - Common | NEXGEN ENERGY LTD COMSTK
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	86,020
Investments, fair value	$ 791,000
Investment, Identifier [Axis]: Corporate Stock - Common | NEXTERA ENERGY INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	48,587
Investments, fair value	$ 3,901,000
Investment, Identifier [Axis]: Corporate Stock - Common | NEXTPOWER INC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	16,393
Investments, fair value	$ 1,428,000
Investment, Identifier [Axis]: Corporate Stock - Common | NICOLET BANKSHARES INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	9,347
Investments, fair value	$ 1,134,000
Investment, Identifier [Axis]: Corporate Stock - Common | NINTENDO CO LTD NPV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	9,500
Investments, fair value	$ 642,000
Investment, Identifier [Axis]: Corporate Stock - Common | NIQ GLOBAL INTELLIGENCE PLC ORD USD 0.00001
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	65,175
Investments, fair value	$ 1,075,000
Investment, par value	$ 0.00001
Investment, Identifier [Axis]: Corporate Stock - Common | NOMAD FOODS LIMITED COMMON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	40,099
Investments, fair value	$ 502,000
Investment, Identifier [Axis]: Corporate Stock - Common | NOMURA HOLDINGS NPV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	78,100
Investments, fair value	$ 648,000
Investment, Identifier [Axis]: Corporate Stock - Common | NORFOLK SOUTHN CORP COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	37,555
Investments, fair value	$ 10,843,000
Investment, Identifier [Axis]: Corporate Stock - Common | NORTHERN OIL & GAS INC COM NEW
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	40,063
Investments, fair value	$ 860,000
Investment, Identifier [Axis]: Corporate Stock - Common | NORTHROP GRUMMAN CORP COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	12,643
Investments, fair value	$ 7,209,000
Investment, Identifier [Axis]: Corporate Stock - Common | NOVANTA INC NOVANTA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	8,562
Investments, fair value	$ 1,019,000
Investment, Identifier [Axis]: Corporate Stock - Common | NOVARTIS AG CHF0.49 (REGD)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	11,300
Investments, fair value	$ 1,563,000
Investment, par value | SFr					SFr 0.49
Investment, Identifier [Axis]: Corporate Stock - Common | NOVO NORDISK A/S SER'B'DKK0.1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	12,500
Investments, fair value	$ 639,000
Investment, par value | kr							kr 0.1
Investment, Identifier [Axis]: Corporate Stock - Common | NUVALENT INC CL A CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	8,136
Investments, fair value	$ 818,000
Investment, Identifier [Axis]: Corporate Stock - Common | NVIDIA CORP COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	565,592
Investments, fair value	$ 105,483,000
Investment, Identifier [Axis]: Corporate Stock - Common | NXP SEMICONDUCTORS N V COM STK
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	31,819
Investments, fair value	$ 6,907,000
Investment, Identifier [Axis]: Corporate Stock - Common | O-I GLASS INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	96,322
Investments, fair value	$ 1,422,000
Investment, Identifier [Axis]: Corporate Stock - Common | OCCIDENTAL PETROLEUM CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	226,912
Investments, fair value	$ 9,331,000
Investment, Identifier [Axis]: Corporate Stock - Common | OCULAR THERAPEUTIX INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	47,398
Investments, fair value	$ 575,000
Investment, Identifier [Axis]: Corporate Stock - Common | OLYMPUS CORP NPV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	75,600
Investments, fair value	$ 957,000
Investment, Identifier [Axis]: Corporate Stock - Common | ONE GAS INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	20,853
Investments, fair value	$ 1,611,000
Investment, Identifier [Axis]: Corporate Stock - Common | OPENLANE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	41,263
Investments, fair value	$ 1,229,000
Investment, Identifier [Axis]: Corporate Stock - Common | ORIX CORP NPV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	82,300
Investments, fair value	$ 2,391,000
Investment, Identifier [Axis]: Corporate Stock - Common | OXFORD INDS INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	19,531
Investments, fair value	$ 668,000
Investment, Identifier [Axis]: Corporate Stock - Common | PALVELLA THERAPEUTICS INC NEW COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	4,692
Investments, fair value	$ 491,000
Investment, Identifier [Axis]: Corporate Stock - Common | PANASONIC HOLDINGS CORP NPV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	109,200
Investments, fair value	$ 1,410,000
Investment, Identifier [Axis]: Corporate Stock - Common | PATRICK INDS INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	6,266
Investments, fair value	$ 679,000
Investment, Identifier [Axis]: Corporate Stock - Common | PEARSON ORD GBP0.25
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	60,245
Investments, fair value	$ 851,000
Investment, par value | £			0.25
Investment, Identifier [Axis]: Corporate Stock - Common | PEDIATRIX MEDICAL GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	35,965
Investments, fair value	$ 769,000
Investment, Identifier [Axis]: Corporate Stock - Common | PENGUIN SOLUTIONS INC DEL COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	56,372
Investments, fair value	$ 1,103,000
Investment, Identifier [Axis]: Corporate Stock - Common | PERMIAN RES CORP CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	4,468
Investments, fair value	$ 63,000
Investment, Identifier [Axis]: Corporate Stock - Common | PERSIMMON ORD GBP0.10
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	33,400
Investments, fair value	$ 610,000
Investment, par value | £			0.10
Investment, Identifier [Axis]: Corporate Stock - Common | PHILIP MORRIS INTL COM STK NPV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	35,572
Investments, fair value	$ 5,706,000
Investment, Identifier [Axis]: Corporate Stock - Common | PHILLIPS 66 COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	6,523
Investments, fair value	$ 842,000
Investment, Identifier [Axis]: Corporate Stock - Common | PINNACLE MERGER PINNACLE 2G16AX5 02 JAN 2026
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	6,615
Investments, fair value	$ 631,000
Investment, Identifier [Axis]: Corporate Stock - Common | PIPER SANDLER EXCHANGE PIPER SANDLER 2J1ZAK5 03-24-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	5,505
Investments, fair value	$ 1,870,000
Investment, Identifier [Axis]: Corporate Stock - Common | PJT PARTNERS INC COM CL A COM CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	12,493
Investments, fair value	$ 2,089,000
Investment, Identifier [Axis]: Corporate Stock - Common | PLEXUS CORP COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	12,206
Investments, fair value	$ 1,794,000
Investment, Identifier [Axis]: Corporate Stock - Common | PORTILLOS INC CL A COM CL A COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	99,513
Investments, fair value	$ 452,000
Investment, Identifier [Axis]: Corporate Stock - Common | POTLATCHDELTIC CORP MERGER RAYONIER INC 2756548 02-02-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	20,194
Investments, fair value	$ 803,000
Investment, Identifier [Axis]: Corporate Stock - Common | POWER INTEGRATIONS INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	17,668
Investments, fair value	$ 628,000
Investment, Identifier [Axis]: Corporate Stock - Common | PRESTIGE CONSUMER HEALTHCARE INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	28,687
Investments, fair value	$ 1,770,000
Investment, Identifier [Axis]: Corporate Stock - Common | PRIMORIS SVCS CORP COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	13,503
Investments, fair value	$ 1,676,000
Investment, Identifier [Axis]: Corporate Stock - Common | PROCEPT BIOROBOTICS CORP COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	34,884
Investments, fair value	$ 1,097,000
Investment, Identifier [Axis]: Corporate Stock - Common | PROCTER & GAMBLE COM NPV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	38,841
Investments, fair value	$ 5,566,000
Investment, Identifier [Axis]: Corporate Stock - Common | PROSUS N.V. EUR0.05 (N SHARES)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	28,600
Investments, fair value	$ 1,775,000
Investment, par value | €		0.05
Investment, Identifier [Axis]: Corporate Stock - Common | PURSUIT ATTRACTIONS AND HOSPITALITY INC COM USD1.5
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	24,976
Investments, fair value	$ 841,000
Investment, par value	$ 1.5
Investment, Identifier [Axis]: Corporate Stock - Common | QUALCOMM INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	56,849
Investments, fair value	$ 9,724,000
Investment, Identifier [Axis]: Corporate Stock - Common | QUALYS INC COM USD0.001
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	16,430
Investments, fair value	$ 2,184,000
Investment, par value	$ 0.001
Investment, Identifier [Axis]: Corporate Stock - Common | RAKUTEN GROUP INC NPV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	127,100
Investments, fair value	$ 814,000
Investment, Identifier [Axis]: Corporate Stock - Common | RALLIANT CORP COM USD0.01 WI
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	66,011
Investments, fair value	$ 3,361,000
Investment, par value	$ 0.01
Investment, Identifier [Axis]: Corporate Stock - Common | RAMBUS INC DEL COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	18,273
Investments, fair value	$ 1,679,000
Investment, Identifier [Axis]: Corporate Stock - Common | RAPPORT THERAPEUTICS INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	13,625
Investments, fair value	$ 413,000
Investment, Identifier [Axis]: Corporate Stock - Common | RAYONIER INC REIT
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	103,469
Investments, fair value	$ 2,241,000
Investment, Identifier [Axis]: Corporate Stock - Common | RECKITT BENCK GRP ORD GBP0.10
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	18,300
Investments, fair value	$ 1,477,000
Investment, par value | £			0.10
Investment, Identifier [Axis]: Corporate Stock - Common | REGENERON PHARMACEUTICALS INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	13,250
Investments, fair value	$ 10,227,000
Investment, Identifier [Axis]: Corporate Stock - Common | RENESAS ELECTRONICS CORPORATION NPV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	65,600
Investments, fair value	$ 896,000
Investment, Identifier [Axis]: Corporate Stock - Common | REPLIGEN CORP COM STK USD0.01
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	10,044
Investments, fair value	$ 1,646,000
Investment, par value	$ 0.01
Investment, Identifier [Axis]: Corporate Stock - Common | REXEL EUR5
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	10,800
Investments, fair value	$ 426,000
Investment, par value | €		5
Investment, Identifier [Axis]: Corporate Stock - Common | REXFORD INDL RLTY INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	72,761
Investments, fair value	$ 2,817,000
Investment, Identifier [Axis]: Corporate Stock - Common | RH COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	4,920
Investments, fair value	$ 881,000
Investment, Identifier [Axis]: Corporate Stock - Common | RHYTHM PHARMACEUTICALS INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	9,682
Investments, fair value	$ 1,036,000
Investment, Identifier [Axis]: Corporate Stock - Common | RLI CORP COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	22,863
Investments, fair value	$ 1,463,000
Investment, Identifier [Axis]: Corporate Stock - Common | ROBERT HALF INC COM USD0.001
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	39,804
Investments, fair value	$ 1,081,000
Investment, par value	$ 0.001
Investment, Identifier [Axis]: Corporate Stock - Common | ROCHE HLDGS AG GENUSSCHEINE NPV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	7,800
Investments, fair value	$ 3,231,000
Investment, Identifier [Axis]: Corporate Stock - Common | ROCKET COS INC CL A CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	118,000
Investments, fair value	$ 2,284,000
Investment, Identifier [Axis]: Corporate Stock - Common | ROCKWELL AUTOMATION
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	8,865
Investments, fair value	$ 3,449,000
Investment, Identifier [Axis]: Corporate Stock - Common | ROCKWOOL A/S SER'B'DKK1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	7,500
Investments, fair value	$ 266,000
Investment, par value | kr							kr 1
Investment, Identifier [Axis]: Corporate Stock - Common | ROCKY BRANDS INC COM STK
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	24,933
Investments, fair value	$ 731,000
Investment, Identifier [Axis]: Corporate Stock - Common | RTX CORPORATION COMSTK
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	118,500
Investments, fair value	$ 21,733,000
Investment, Identifier [Axis]: Corporate Stock - Common | RUBRIK INC COM USD0.000025 CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	14,885
Investments, fair value	$ 1,138,000
Investment, par value	$ 0.000025
Investment, Identifier [Axis]: Corporate Stock - Common | RUSH STREET INTERACTIVE INC COM USD0.0001 CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	81,838
Investments, fair value	$ 1,590,000
Investment, par value	$ 0.0001
Investment, Identifier [Axis]: Corporate Stock - Common | RYANAIR HOLDINGS ORD EUR0.006
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	25,200
Investments, fair value	$ 875,000
Investment, par value | €		0.006
Investment, Identifier [Axis]: Corporate Stock - Common | RYMAN HOSPITALITY PPTYS INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	6,364
Investments, fair value	$ 602,000
Investment, Identifier [Axis]: Corporate Stock - Common | S.W. AIRL CO COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	135,790
Investments, fair value	$ 5,612,000
Investment, Identifier [Axis]: Corporate Stock - Common | SAIA INC COM STK
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	729
Investments, fair value	$ 238,000
Investment, Identifier [Axis]: Corporate Stock - Common | SALESFORCE INC COM USD0.001
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	21,465
Investments, fair value	$ 5,686,000
Investment, par value	$ 0.001
Investment, Identifier [Axis]: Corporate Stock - Common | SANOFI EUR2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	35,589
Investments, fair value	$ 3,457,000
Investment, par value | €		2
Investment, Identifier [Axis]: Corporate Stock - Common | SANOFI SPONSORED ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	198,376
Investments, fair value	$ 9,613,000
Investment, Identifier [Axis]: Corporate Stock - Common | SANTOS LIMITED NPV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	266,200
Investments, fair value	$ 1,095,000
Investment, Identifier [Axis]: Corporate Stock - Common | SAP SE
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	10,000
Investments, fair value	$ 2,447,000
Investment, Identifier [Axis]: Corporate Stock - Common | SBA COMMUNICATIONS CORP COM USD0.01 CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	31,200
Investments, fair value	$ 6,035,000
Investment, par value	$ 0.01
Investment, Identifier [Axis]: Corporate Stock - Common | SBI HLDGS INC NPV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	88,200
Investments, fair value	$ 1,899,000
Investment, Identifier [Axis]: Corporate Stock - Common | SCHOLASTIC CORP COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	48,287
Investments, fair value	$ 1,431,000
Investment, Identifier [Axis]: Corporate Stock - Common | SCHWAB CHARLES CORP COM NEW
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	310,276
Investments, fair value	$ 31,000,000
Investment, Identifier [Axis]: Corporate Stock - Common | SEADRILL LIMITED
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	41,526
Investments, fair value	$ 1,437,000
Investment, Identifier [Axis]: Corporate Stock - Common | SELECT WATER SOLUTIONS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	121,636
Investments, fair value	$ 1,280,000
Investment, Identifier [Axis]: Corporate Stock - Common | SELECTIVE INS GROUP INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	35,032
Investments, fair value	$ 2,931,000
Investment, Identifier [Axis]: Corporate Stock - Common | SEMPRA COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	47,470
Investments, fair value	$ 4,191,000
Investment, Identifier [Axis]: Corporate Stock - Common | SEMTECH CORP COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	27,057
Investments, fair value	$ 1,994,000
Investment, Identifier [Axis]: Corporate Stock - Common | SENECA FOODS CORP NEW CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	10,205
Investments, fair value	$ 1,129,000
Investment, Identifier [Axis]: Corporate Stock - Common | SERVICENOW INC COM USD0.001
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	76,170
Investments, fair value	$ 11,668,000
Investment, par value	$ 0.001
Investment, Identifier [Axis]: Corporate Stock - Common | SERVICETITAN INC CL A CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	12,388
Investments, fair value	$ 1,319,000
Investment, Identifier [Axis]: Corporate Stock - Common | SEVEN & I HOLDINGS NPV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	132,100
Investments, fair value	$ 1,897,000
Investment, Identifier [Axis]: Corporate Stock - Common | SHARKNINJA COM USD0.0001
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	15,641
Investments, fair value	$ 1,750,000
Investment, par value	$ 0.0001
Investment, Identifier [Axis]: Corporate Stock - Common | SHELL PLC ORD EUR0.07
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	40,800
Investments, fair value	$ 1,504,000
Investment, par value | €		0.07
Investment, Identifier [Axis]: Corporate Stock - Common | SHOPIFY INC CL A SUB VTG SHS SHOPIFY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	8,100
Investments, fair value	$ 1,304,000
Investment, Identifier [Axis]: Corporate Stock - Common | SIEMENS AG NPV(REGD)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	31,023
Investments, fair value	$ 8,713,000
Investment, Identifier [Axis]: Corporate Stock - Common | SILGAN HLDGS INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	54,600
Investments, fair value	$ 2,204,000
Investment, Identifier [Axis]: Corporate Stock - Common | SIMPSON MFG INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	6,166
Investments, fair value	$ 996,000
Investment, Identifier [Axis]: Corporate Stock - Common | SIMULATIONS PLUS INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	12,644
Investments, fair value	$ 231,000
Investment, Identifier [Axis]: Corporate Stock - Common | SITC INTERNATIONAL HKD0.10
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	55,400
Investments, fair value	$ 198,000
Investment, par value						$ 0.10
Investment, Identifier [Axis]: Corporate Stock - Common | SITIME CORP COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	4,739
Investments, fair value	$ 1,674,000
Investment, Identifier [Axis]: Corporate Stock - Common | SKAND ENSKILDA BKN SER'A'NPV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	75,200
Investments, fair value	$ 1,591,000
Investment, Identifier [Axis]: Corporate Stock - Common | SLB LIMITED COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	66,053
Investments, fair value	$ 2,535,000
Investment, Identifier [Axis]: Corporate Stock - Common | SMITH & NEPHEW PLC ORD USD0.20
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	38,200
Investments, fair value	$ 636,000
Investment, par value	$ 0.20
Investment, Identifier [Axis]: Corporate Stock - Common | SMURFIT WESTROCK LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	34,100
Investments, fair value	$ 1,319,000
Investment, Identifier [Axis]: Corporate Stock - Common | SOCIETE GENERALE EUR1.25
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	45,100
Investments, fair value	$ 3,640,000
Investment, par value | €		1.25
Investment, Identifier [Axis]: Corporate Stock - Common | SODEXHO EUR4
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	9,000
Investments, fair value	$ 462,000
Investment, par value | €		4
Investment, Identifier [Axis]: Corporate Stock - Common | SONIC HEALTHCARE NPV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	47,500
Investments, fair value	$ 716,000
Investment, Identifier [Axis]: Corporate Stock - Common | SONY GROUP CORPORA NPV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	121,900
Investments, fair value	$ 3,129,000
Investment, Identifier [Axis]: Corporate Stock - Common | SOUTHERN CO COM STK
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	103,339
Investments, fair value	$ 9,011,000
Investment, Identifier [Axis]: Corporate Stock - Common | SOUTHSTATE BK CORP COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	7,128
Investments, fair value	$ 671,000
Investment, Identifier [Axis]: Corporate Stock - Common | SPS COMM INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	7,940
Investments, fair value	$ 708,000
Investment, Identifier [Axis]: Corporate Stock - Common | SPX TECHNOLOGIES INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	10,269
Investments, fair value	$ 2,054,000
Investment, Identifier [Axis]: Corporate Stock - Common | STAG INDL INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	19,593
Investments, fair value	$ 720,000
Investment, Identifier [Axis]: Corporate Stock - Common | STANLEY BLACK & DECKER INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	78,308
Investments, fair value	$ 5,817,000
Investment, Identifier [Axis]: Corporate Stock - Common | STAR BULK CARRIERS CORP STAR BULK CARRIERS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	59,560
Investments, fair value	$ 1,145,000
Investment, Identifier [Axis]: Corporate Stock - Common | STATE STR CORP COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	36,896
Investments, fair value	$ 4,760,000
Investment, Identifier [Axis]: Corporate Stock - Common | STEPSTONE GROUP INC CL A CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	21,154
Investments, fair value	$ 1,357,000
Investment, Identifier [Axis]: Corporate Stock - Common | STIFEL FINL CORP COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	12,490
Investments, fair value	$ 1,564,000
Investment, Identifier [Axis]: Corporate Stock - Common | STRATTEC SEC CORP COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	9,129
Investments, fair value	$ 695,000
Investment, Identifier [Axis]: Corporate Stock - Common | STRYKER CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	30,932
Investments, fair value	$ 10,872,000
Investment, Identifier [Axis]: Corporate Stock - Common | STUBHUB HLDGS INC CL A CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	43,786
Investments, fair value	$ 592,000
Investment, Identifier [Axis]: Corporate Stock - Common | SUMITOMO MITSUI FINANCIAL GROUP NPV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	83,400
Investments, fair value	$ 2,682,000
Investment, Identifier [Axis]: Corporate Stock - Common | SUN COMMUNITIES INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	51,851
Investments, fair value	$ 6,425,000
Investment, Identifier [Axis]: Corporate Stock - Common | SUNCOR ENERGY INC COM NPV 'NEW'
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	20,800
Investments, fair value	$ 924,000
Investment, Identifier [Axis]: Corporate Stock - Common | T-MOBILE US INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	28,246
Investments, fair value	$ 5,735,000
Investment, Identifier [Axis]: Corporate Stock - Common | TAYLOR MORRISON HOME CORP COM USD0.00001
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	14,092
Investments, fair value	$ 830,000
Investment, par value	$ 0.00001
Investment, Identifier [Axis]: Corporate Stock - Common | TC ENERGY CORPORATION COM NPV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	35,742
Investments, fair value	$ 1,966,000
Investment, Identifier [Axis]: Corporate Stock - Common | TE CONNECTIVITY PLC COM USD0.01
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	39,434
Investments, fair value	$ 8,972,000
Investment, par value	$ 0.01
Investment, Identifier [Axis]: Corporate Stock - Common | TECHNIPFMC PLC COM USD1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	7,280
Investments, fair value	$ 324,000
Investment, par value	$ 1
Investment, Identifier [Axis]: Corporate Stock - Common | TELEDYNE TECHNOLOGIES INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	5,988
Investments, fair value	$ 3,058,000
Investment, Identifier [Axis]: Corporate Stock - Common | TELEPERFORMANCE SOCIETE EUROPEENNE
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	6,900
Investments, fair value	$ 501,000
Investment, Identifier [Axis]: Corporate Stock - Common | TENARIS S.A. COMMON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	56,100
Investments, fair value	$ 1,088,000
Investment, Identifier [Axis]: Corporate Stock - Common | TEREX CORP NEW COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	12,139
Investments, fair value	$ 648,000
Investment, Identifier [Axis]: Corporate Stock - Common | TERNS PHARMACEUTICALS INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	12,742
Investments, fair value	$ 515,000
Investment, Identifier [Axis]: Corporate Stock - Common | TESCO ORD GBP0.0633333
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	235,900
Investments, fair value	$ 1,402,000
Investment, par value | £			0.0633333
Investment, Identifier [Axis]: Corporate Stock - Common | TEXAS CAP BANCSHARES INC DEL COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	12,493
Investments, fair value	$ 1,131,000
Investment, Identifier [Axis]: Corporate Stock - Common | TEXAS INSTRUMENTS INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	23,338
Investments, fair value	$ 4,049,000
Investment, Identifier [Axis]: Corporate Stock - Common | TEXAS ROADHOUSE INC COMMON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	704
Investments, fair value	$ 117,000
Investment, Identifier [Axis]: Corporate Stock - Common | THE CIGNA GROUP
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	60,684
Investments, fair value	$ 16,702,000
Investment, Identifier [Axis]: Corporate Stock - Common | THE HARTFORD INSURANCE GROUP INC COM USD0.01
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	18,534
Investments, fair value	$ 2,554,000
Investment, par value	$ 0.01
Investment, Identifier [Axis]: Corporate Stock - Common | THE MARZETTI COMPANY
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	2,701
Investments, fair value	$ 444,000
Investment, Identifier [Axis]: Corporate Stock - Common | THERMO FISHER SCIENTIFIC INC COM USD1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	4,719
Investments, fair value	$ 2,734,000
Investment, par value	$ 1
Investment, Identifier [Axis]: Corporate Stock - Common | TOTALENERGIES SE
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	115,610
Investments, fair value	$ 7,548,000
Investment, Identifier [Axis]: Corporate Stock - Common | TOTALENERGIES SE EUR2.5
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	17,970
Investments, fair value	$ 1,176,000
Investment, par value | €		2.5
Investment, Identifier [Axis]: Corporate Stock - Common | TOWER SEMICONDUCTOR LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	2,815
Investments, fair value	$ 331,000
Investment, Identifier [Axis]: Corporate Stock - Common | TOYOTA INDUSTRIES NPV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	5,000
Investments, fair value	$ 568,000
Investment, Identifier [Axis]: Corporate Stock - Common | TRADEWEB MKTS INC CL A CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	68,300
Investments, fair value	$ 7,345,000
Investment, Identifier [Axis]: Corporate Stock - Common | TRANSUNION COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	24,504
Investments, fair value	$ 2,101,000
Investment, Identifier [Axis]: Corporate Stock - Common | TREVI THERAPEUTICS INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	54,398
Investments, fair value	$ 681,000
Investment, Identifier [Axis]: Corporate Stock - Common | TRICO BANCSHARES COM STK
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	25,393
Investments, fair value	$ 1,203,000
Investment, Identifier [Axis]: Corporate Stock - Common | TWFG INC CL A COM CL A COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	21,089
Investments, fair value	$ 607,000
Investment, Identifier [Axis]: Corporate Stock - Common | TYSON FOODS INC CL A COM (DELAWARE)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	60,972
Investments, fair value	$ 3,574,000
Investment, Identifier [Axis]: Corporate Stock - Common | UFP TECHNOLOGIES INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,907
Investments, fair value	$ 423,000
Investment, Identifier [Axis]: Corporate Stock - Common | UMB FINL CORP COM STK
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	15,433
Investments, fair value	$ 1,775,000
Investment, Identifier [Axis]: Corporate Stock - Common | UNILEVER PLC ORD GBP0.035
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	21,066
Investments, fair value	$ 1,377,000
Investment, par value | £			£ 0.035
Investment, Identifier [Axis]: Corporate Stock - Common | UNION PAC CORP COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	12,916
Investments, fair value	$ 2,988,000
Investment, Identifier [Axis]: Corporate Stock - Common | UNITED PARCEL SVC INC CL B
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	40,550
Investments, fair value	$ 4,022,000
Investment, Identifier [Axis]: Corporate Stock - Common | UNITEDHEALTH GROUP INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	75,672
Investments, fair value	$ 24,980,000
Investment, Identifier [Axis]: Corporate Stock - Common | US BANCORP
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	116,815
Investments, fair value	$ 6,233,000
Investment, Identifier [Axis]: Corporate Stock - Common | USA RARE EARTH INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	17,936
Investments, fair value	$ 213,000
Investment, Identifier [Axis]: Corporate Stock - Common | V F CORP COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	121,400
Investments, fair value	$ 2,195,000
Investment, Identifier [Axis]: Corporate Stock - Common | VEOLIA ENVIRONNEME EUR5
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	76,000
Investments, fair value	$ 2,653,000
Investment, par value | €		5
Investment, Identifier [Axis]: Corporate Stock - Common | VERA THERAPEUTICS INC CL A CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	12,268
Investments, fair value	$ 621,000
Investment, Identifier [Axis]: Corporate Stock - Common | VERRA MOBILITY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	66,563
Investments, fair value	$ 1,492,000
Investment, Identifier [Axis]: Corporate Stock - Common | VIA TRANSN INC CL A CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	10,546
Investments, fair value	$ 306,000
Investment, Identifier [Axis]: Corporate Stock - Common | VIATRIS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	357,116
Investments, fair value	$ 4,446,000
Investment, Identifier [Axis]: Corporate Stock - Common | VIRIDIAN THERAPEUTICS INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	23,283
Investments, fair value	$ 725,000
Investment, Identifier [Axis]: Corporate Stock - Common | VISA INC COM CL A STK
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	68,480
Investments, fair value	$ 24,017,000
Investment, Identifier [Axis]: Corporate Stock - Common | VOYAGER TECHNOLOGIES INC CL A CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	19,118
Investments, fair value	$ 500,000
Investment, Identifier [Axis]: Corporate Stock - Common | WAFD INC COM STK USD1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	37,972
Investments, fair value	$ 1,216,000
Investment, par value	$ 1
Investment, Identifier [Axis]: Corporate Stock - Common | WALKER & DUNLOP INC COM .
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	17,778
Investments, fair value	$ 1,069,000
Investment, Identifier [Axis]: Corporate Stock - Common | WALMART INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	23,227
Investments, fair value	$ 2,588,000
Investment, Identifier [Axis]: Corporate Stock - Common | WALT DISNEY CO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	40,869
Investments, fair value	$ 4,650,000
Investment, Identifier [Axis]: Corporate Stock - Common | WD 40 CO COM STK
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	5,911
Investments, fair value	$ 1,164,000
Investment, Identifier [Axis]: Corporate Stock - Common | WELLS FARGO & CO NEW COM STK
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	166,305
Investments, fair value	$ 15,500,000
Investment, Identifier [Axis]: Corporate Stock - Common | WEX INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	2,940
Investments, fair value	$ 438,000
Investment, Identifier [Axis]: Corporate Stock - Common | WEYERHAEUSER CO COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	148,199
Investments, fair value	$ 3,511,000
Investment, Identifier [Axis]: Corporate Stock - Common | WHITEHAVEN COAL NPV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	106,200
Investments, fair value	$ 549,000
Investment, Identifier [Axis]: Corporate Stock - Common | WILLIAMS CO INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	32,670
Investments, fair value	$ 1,964,000
Investment, Identifier [Axis]: Corporate Stock - Common | WILLIS TOWERS WATSON PLC COM USD0.000115
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	13,400
Investments, fair value	$ 4,403,000
Investment, par value	$ 0.000115
Investment, Identifier [Axis]: Corporate Stock - Common | WILLSCOT HOLDINGS CORPORATION COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	48,525
Investments, fair value	$ 914,000
Investment, Identifier [Axis]: Corporate Stock - Common | WINGSTOP INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	5,135
Investments, fair value	$ 1,225,000
Investment, Identifier [Axis]: Corporate Stock - Common | WINMARK CORP COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	3,481
Investments, fair value	$ 1,410,000
Investment, Identifier [Axis]: Corporate Stock - Common | WINNEBAGO INDS INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	23,165
Investments, fair value	$ 939,000
Investment, Identifier [Axis]: Corporate Stock - Common | WISE PLC CLS A ORD GBP0.01
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	49,300
Investments, fair value	$ 591,000
Investment, par value | €		€ 0.01
Investment, Identifier [Axis]: Corporate Stock - Common | WORTHINGTON STL INC COMMON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	42,972
Investments, fair value	$ 1,488,000
Investment, Identifier [Axis]: Corporate Stock - Common | WSFS FINANCIAL CORP COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	21,683
Investments, fair value	$ 1,198,000
Investment, Identifier [Axis]: Corporate Stock - Common | XCEL ENERGY INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	24,350
Investments, fair value	$ 1,798,000
Investment, Identifier [Axis]: Corporate Stock - Common | XENON PHARMACEUTICALS INC COMMON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	16,598
Investments, fair value	$ 744,000
Investment, Identifier [Axis]: Corporate Stock - Common | YETI HLDGS INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	15,604
Investments, fair value	$ 689,000
Investment, Identifier [Axis]: Corporate Stock - Common | ZALANDO SE NPV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	43,700
Investments, fair value	$ 1,301,000
Investment, Identifier [Axis]: Corporate Stock - Common | ZIMMER BIOMET HLDGS INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	130,067
Investments, fair value	$ 11,696,000
Investment, Identifier [Axis]: Corporate Stock - Common | ZURN ELKAY WATER SOLUTIONS CORPORATION
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	34,468
Investments, fair value	$ 1,602,000
Investment, Identifier [Axis]: Corporate Stock - Preferred | BOEING CO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	33,159
Investments, fair value	$ 2,290,000
Investment, Identifier [Axis]: Corporate Stock - Preferred | CITIGROUP CAP XIII 7.875% TR PFD SECS FIXED/FLTG
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	57,200
Investments, fair value	$ 1,727,000
Rate of interest	7.875%	7.875%	7.875%	7.875%	7.875%	7.875%	7.875%
Investment, Identifier [Axis]: Corporate Stock - Preferred | HENKEL AG & CO KGAA NON-VTG PRF NPV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	11,700
Investments, fair value	$ 956,000
Investment, Identifier [Axis]: Corporate Stock - Preferred | SOUTHERN CO CORP UNIT 12-15-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	23,207
Investments, fair value	$ 1,169,000
Investment, Identifier [Axis]: Corporate Stock - Preferred | VOLKSWAGEN AG NON VTG PRF NPV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	5,950
Investments, fair value	$ 724,000
Investment, Identifier [Axis]: Foreign Bonds | PEMEX PROJ FDG MASTER TR GTD BD 6.625% DUE 06-15-2035 REG
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	325,000
Investments, fair value	$ 308,000
Rate of interest	6.625%	6.625%	6.625%	6.625%	6.625%	6.625%	6.625%
Investment, Identifier [Axis]: Foreign Bonds | PETRLEOS MEXICANOS 6.7% 02-16-2032
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	2,062,000
Investments, fair value	$ 2,057,000
Rate of interest	6.70%	6.70%	6.70%	6.70%	6.70%	6.70%	6.70%
Investment, Identifier [Axis]: Foreign Bonds | PETROLEOS MEXICANOS BD 6.5% DUE 06-02-2041 REG
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	400,000
Investments, fair value	$ 347,000
Rate of interest	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%
Investment, Identifier [Axis]: Foreign Bonds | PETROLEOS MEXICANOS GTD NT 7.69% DUE 01-23-2050 REG
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	3,375,000
Investments, fair value	$ 3,025,000
Rate of interest	7.69%	7.69%	7.69%	7.69%	7.69%	7.69%	7.69%
Investment, Identifier [Axis]: Foreign Bonds | REPUBLIC OF COLOMBIA 7.375% 04-25-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	475,000
Investments, fair value	$ 502,000
Rate of interest	7.375%	7.375%	7.375%	7.375%	7.375%	7.375%	7.375%
Investment, Identifier [Axis]: Foreign Bonds | REPUBLIC OF COLOMBIA 7.75% 11-07-2036
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	600,000
Investments, fair value	$ 625,000
Rate of interest	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%
Investment, Identifier [Axis]: Municipal Bonds | CALIFORNIA ST 7.3% 10-01-2039 BEO TAXABLE
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,035,000
Investments, fair value	$ 1,205,000
Rate of interest	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%
Investment, Identifier [Axis]: Municipal Bonds | CALIFORNIA ST 7.625% 03-01-2040 BEO TAXABLE
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	410,000
Investments, fair value	$ 494,000
Rate of interest	7.625%	7.625%	7.625%	7.625%	7.625%	7.625%	7.625%
Investment, Identifier [Axis]: Municipal Bonds | IL ST TAXABLE-PENSION 5.1 DUE 06-01-2033BEO TAXABLE SINKING FD 06-01-2026 N/C
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	2,211,912
Investments, fair value	$ 2,267,000
Investment, Identifier [Axis]: Municipal Bonds | NEW JERSEY ST TPK AUTH TPK REV 7.102% 01-01-2041 BEO TAXABLE
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	430,000
Investments, fair value	$ 502,000
Rate of interest	7.102%	7.102%	7.102%	7.102%	7.102%	7.102%	7.102%
Investment, Identifier [Axis]: Municipal Bonds | NEW JERSEY ST TPK AUTH TPK REV 7.414% 01-01-2040 BEO TAXABLE
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	120,000
Investments, fair value	$ 144,000
Rate of interest	7.414%	7.414%	7.414%	7.414%	7.414%	7.414%	7.414%
Investment, Identifier [Axis]: Partnerships | MFO LAZARD EMERGING WORLD INVESTORS LIMITED PARTNERSHIP
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	300,000
Investments, fair value	$ 54,656,000
Investment, Identifier [Axis]: Registered Investment Companies | MFO FIDELITY GLOBAL EX US INDEX FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	12,243,731
Investments, fair value	$ 228,468,000
Investment, Identifier [Axis]: Registered Investment Companies | MFO FIDELITY GROUP TR FOR EMPLOYEE BENEFIT PLAN GROWTH CO COMMINGLED POOL CL D
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	5,107,157
Investments, fair value	$ 453,209,000
Investment, Identifier [Axis]: Registered Investment Companies | MFO RESERVE INVT FDS INC T ROWE PRICE GOVT RESERVE FD
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	3,132,051
Investments, fair value	$ 3,132,000
Investment, Identifier [Axis]: Synthetic Guaranteed Investment Contracts, at Contract Value | American General Life Ins. Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, fair value	$ 247,463,000
Rate of interest	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%
Investment, Identifier [Axis]: Synthetic Guaranteed Investment Contracts, at Contract Value | Metropolitan Tower Life Ins. Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, fair value	$ 246,755,000
Rate of interest	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%
Investment, Identifier [Axis]: Synthetic Guaranteed Investment Contracts, at Contract Value | Pacific Life Ins. Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, fair value	$ 247,860,000
Rate of interest	3.34%	3.34%	3.34%	3.34%	3.34%	3.34%	3.34%
Investment, Identifier [Axis]: Synthetic Guaranteed Investment Contracts, at Contract Value | Prudential Ins. Co. of America
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, fair value	$ 247,536,000
Rate of interest	3.27%	3.27%	3.27%	3.27%	3.27%	3.27%	3.27%
Investment, Identifier [Axis]: Synthetic Guaranteed Investment Contracts, at Contract Value | Transamerica Life Ins. Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, fair value	$ 247,203,000
Rate of interest	3.27%	3.27%	3.27%	3.27%	3.27%	3.27%	3.27%
Investment, Identifier [Axis]: U.S. Government Securities | FANNIE MAE POOL # BW0490 4.0% 06-01-2052
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	858,749
Investments, fair value	$ 820,000
Rate of interest	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Investment, Identifier [Axis]: U.S. Government Securities | FED HOME LN MTG 4% DUE 10-01-2052
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,074,696
Investments, fair value	$ 1,027,000
Rate of interest	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Investment, Identifier [Axis]: U.S. Government Securities | FEDERAL HOME LN MTG CORP 2019-K101 VAR 10-25-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	559,764
Investments, fair value	$ 15,000
Investment, Identifier [Axis]: U.S. Government Securities | FEDERAL HOME LN MTG CORP 3.5% 03-01-2052
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,508,065
Investments, fair value	$ 1,406,000
Rate of interest	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
Investment, Identifier [Axis]: U.S. Government Securities | FEDERAL HOME LN MTG CORP 4% 06-01-2052
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	562,177
Investments, fair value	$ 537,000
Rate of interest	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Investment, Identifier [Axis]: U.S. Government Securities | FEDERAL HOME LN MTG CORP FHLMC #G3-0804 4% 01-01-2035
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	142,334
Investments, fair value	$ 141,000
Rate of interest	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Investment, Identifier [Axis]: U.S. Government Securities | FEDERAL HOME LN MTG CORP FHLMC #G6-1169 4.5% 10-01-2047
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	43,068
Investments, fair value	$ 43,000
Rate of interest	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
Investment, Identifier [Axis]: U.S. Government Securities | FEDERAL HOME LN MTG CORP FHLMC #G6-1185 4.5% 09-01-2047
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	57,799
Investments, fair value	$ 58,000
Rate of interest	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
Investment, Identifier [Axis]: U.S. Government Securities | FEDERAL HOME LN MTG CORP FHLMC #G6-1290 4% 01-01-2046
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	48,449
Investments, fair value	$ 47,000
Rate of interest	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Investment, Identifier [Axis]: U.S. Government Securities | FEDERAL HOME LN MTG CORP POOL #840286 ADJ RATE DUE 05-01-2046
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	34,573
Investments, fair value	$ 36,000
Investment, Identifier [Axis]: U.S. Government Securities | FEDERAL HOME LN MTG CORP POOL #999999 FLTG RT .27533% 11-25-2027 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	696,692
Investments, fair value	$ 3,000
Rate of interest	0.27533%	0.27533%	0.27533%	0.27533%	0.27533%	0.27533%	0.27533%
Investment, Identifier [Axis]: U.S. Government Securities | FEDERAL HOME LN MTG CORP POOL #C91853 3.5% 10-01-2035 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	31,755
Investments, fair value	$ 31,000
Rate of interest	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
Investment, Identifier [Axis]: U.S. Government Securities | FEDERAL HOME LN MTG CORP POOL #G08699 4%03-01-2046 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	37,003
Investments, fair value	$ 36,000
Rate of interest	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Investment, Identifier [Axis]: U.S. Government Securities | FEDERAL HOME LN MTG CORP POOL #G60153 4.5% 10-01-2044 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	28,580
Investments, fair value	$ 29,000
Rate of interest	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
Investment, Identifier [Axis]: U.S. Government Securities | FEDERAL HOME LN MTG CORP POOL #G60887 4.5% 07-01-2045 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	46,532
Investments, fair value	$ 47,000
Rate of interest	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
Investment, Identifier [Axis]: U.S. Government Securities | FEDERAL HOME LN MTG CORP POOL #G60914 4.5% 07-01-2042 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	34,847
Investments, fair value	$ 35,000
Rate of interest	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
Investment, Identifier [Axis]: U.S. Government Securities | FEDERAL HOME LN MTG CORP POOL #G60920 4.5% 04-01-2046 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	32,673
Investments, fair value	$ 33,000
Rate of interest	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
Investment, Identifier [Axis]: U.S. Government Securities | FEDERAL HOME LN MTG CORP POOL #G61220 4%11-01-2047 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	20,711
Investments, fair value	$ 20,000
Rate of interest	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Investment, Identifier [Axis]: U.S. Government Securities | FEDERAL HOME LN MTG CORP POOL #G61289 4%12-01-2046 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	41,637
Investments, fair value	$ 40,000
Rate of interest	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Investment, Identifier [Axis]: U.S. Government Securities | FEDERAL HOME LN MTG CORP POOL #QE2104 3.5% 05-01-2052 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	908,068
Investments, fair value	$ 846,000
Rate of interest	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
Investment, Identifier [Axis]: U.S. Government Securities | FEDERAL HOME LN MTG CORP POOL #SD8244 4%DUE 09-01-2052 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	4,975,900
Investments, fair value	$ 4,755,000
Rate of interest	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Investment, Identifier [Axis]: U.S. Government Securities | FEDERAL HOME LN MTG CORP SER 004283 CL DW 4.5% 12-15-2043
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	45,820
Investments, fair value	$ 46,000
Rate of interest	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
Investment, Identifier [Axis]: U.S. Government Securities | FEDERAL HOME LN MTG CORP SER 00K089 CL X1 .5378% 01-25-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,458,386
Investments, fair value	$ 21,000
Rate of interest	0.5378%	0.5378%	0.5378%	0.5378%	0.5378%	0.5378%	0.5378%
Investment, Identifier [Axis]: U.S. Government Securities | FEDERAL HOME LN MTG CORP SR 4281 CL BC 15 VAR RT 12-15-2043
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	77,724
Investments, fair value	$ 78,000
Investment, Identifier [Axis]: U.S. Government Securities | FEDERAL HOME LN MTG CORP TRANCHE 00025 DUE 07-25-2029 REG
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,507,598
Investments, fair value	$ 49,000
Investment, Identifier [Axis]: U.S. Government Securities | FEDERAL HOME LN MTG CORP TRANCHE 00115 .28488% 11-25-2032
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,018,048
Investments, fair value	$ 15,000
Rate of interest	0.28488%	0.28488%	0.28488%	0.28488%	0.28488%	0.28488%	0.28488%
Investment, Identifier [Axis]: U.S. Government Securities | FEDERAL HOME LN MTG CORP V83157 4.5% BNDS 04-01-2047
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	28,925
Investments, fair value	$ 29,000
Rate of interest	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
Investment, Identifier [Axis]: U.S. Government Securities | FEDERAL HOME LOAN BANKS 2.5% 11-01-2050
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	2,668,241
Investments, fair value	$ 2,307,000
Rate of interest	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
Investment, Identifier [Axis]: U.S. Government Securities | FEDERAL HOME LOAN MORTGAGE CORP 3.5% 05-01-2052
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	10,106,463
Investments, fair value	$ 9,384,000
Rate of interest	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
Investment, Identifier [Axis]: U.S. Government Securities | FEDERAL HOME LOAN MORTGAGE CORP 4% 02-01-2053
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	10,755,146
Investments, fair value	$ 10,263,000
Rate of interest	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Investment, Identifier [Axis]: U.S. Government Securities | FEDERAL HOME LOAN MORTGAGE CORP 4.5% 01-01-2054
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	2,058,125
Investments, fair value	$ 2,017,000
Rate of interest	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
Investment, Identifier [Axis]: U.S. Government Securities | FEDERAL HOME LOAN MORTGAGE CORP 4.5% 10-01-2054
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	949,831
Investments, fair value	$ 929,000
Rate of interest	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
Investment, Identifier [Axis]: U.S. Government Securities | FEDERAL HOME LOAN MORTGAGE CORP 4.5% 12-01-2052
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	4,154,789
Investments, fair value	$ 4,077,000
Rate of interest	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
Investment, Identifier [Axis]: U.S. Government Securities | FEDERAL NATIONAL MORTGAGE ASSOC 2% 01-01-2051
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,303,292
Investments, fair value	$ 1,077,000
Rate of interest	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Investment, Identifier [Axis]: U.S. Government Securities | FEDERAL NATIONAL MORTGAGE ASSOC 2% 12-01-2050
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	4,576,358
Investments, fair value	$ 3,785,000
Rate of interest	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Investment, Identifier [Axis]: U.S. Government Securities | FEDERAL NATIONAL MORTGAGE ASSOC 3.5% 05-01-2052
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	9,214,946
Investments, fair value	$ 8,556,000
Rate of interest	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
Investment, Identifier [Axis]: U.S. Government Securities | FEDERAL NATIONAL MORTGAGE ASSOC 3.5% 06-01-2052
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	243,155
Investments, fair value	$ 226,000
Rate of interest	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
Investment, Identifier [Axis]: U.S. Government Securities | FEDERAL NATIONAL MORTGAGE ASSOC 3.5% 08-01-2052
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	3,094,576
Investments, fair value	$ 2,881,000
Rate of interest	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
Investment, Identifier [Axis]: U.S. Government Securities | FEDERAL NATL MTG ASSN GTD MTG FNMA # AL4160 4.5% 08-01-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	48,504
Investments, fair value	$ 49,000
Rate of interest	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
Investment, Identifier [Axis]: U.S. Government Securities | FEDERAL NATL MTG ASSN GTD MTG FNMA # AL5862 4.5% 07-01-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	31,770
Investments, fair value	$ 32,000
Rate of interest	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
Investment, Identifier [Axis]: U.S. Government Securities | FEDERAL NATL MTG ASSN GTD MTG FNMA # AL6138 4% 08-01-2032
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	25,109
Investments, fair value	$ 25,000
Rate of interest	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Investment, Identifier [Axis]: U.S. Government Securities | FEDERAL NATL MTG ASSN GTD MTG FNMA # AL6148 4% 07-01-2034
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	25,537
Investments, fair value	$ 25,000
Rate of interest	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Investment, Identifier [Axis]: U.S. Government Securities | FEDERAL NATL MTG ASSN GTD MTG FNMA # AL9579 4.5% 07-01-2044
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	42,613
Investments, fair value	$ 43,000
Rate of interest	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
Investment, Identifier [Axis]: U.S. Government Securities | FEDERAL NATL MTG ASSN GTD MTG FNMA # AL9840 4% 03-01-2037
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	75,348
Investments, fair value	$ 74,000
Rate of interest	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Investment, Identifier [Axis]: U.S. Government Securities | FEDERAL NATL MTG ASSN GTD MTG POOL #AH6790 4.5% 03-01-2041 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	70,697
Investments, fair value	$ 71,000
Rate of interest	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
Investment, Identifier [Axis]: U.S. Government Securities | FEDERAL NATL MTG ASSN GTD MTG POOL #AL5441 4.5% 09-01-2041 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	32,246
Investments, fair value	$ 32,000
Rate of interest	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
Investment, Identifier [Axis]: U.S. Government Securities | FEDERAL NATL MTG ASSN GTD MTG POOL #AL5548 6.266% DUE 05-01-2038 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	51,800
Investments, fair value	$ 54,000
Rate of interest	6.266%	6.266%	6.266%	6.266%	6.266%	6.266%	6.266%
Investment, Identifier [Axis]: U.S. Government Securities | FEDERAL NATL MTG ASSN GTD MTG POOL #AL5856 4% 09-01-2034 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	52,861
Investments, fair value	$ 52,000
Rate of interest	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Investment, Identifier [Axis]: U.S. Government Securities | FEDERAL NATL MTG ASSN GTD MTG POOL #AL5863 4.5% 06-01-2041 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	102,508
Investments, fair value	$ 104,000
Rate of interest	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
Investment, Identifier [Axis]: U.S. Government Securities | FEDERAL NATL MTG ASSN GTD MTG POOL #AL5958 4% 03-01-2032 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	23,569
Investments, fair value	$ 23,000
Rate of interest	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Investment, Identifier [Axis]: U.S. Government Securities | FEDERAL NATL MTG ASSN GTD MTG POOL #AL6932 4% 06-01-2035 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	48,090
Investments, fair value	$ 48,000
Rate of interest	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Investment, Identifier [Axis]: U.S. Government Securities | FEDERAL NATL MTG ASSN GTD MTG POOL #AL7147 4.5% 02-01-2045 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	65,880
Investments, fair value	$ 66,000
Rate of interest	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
Investment, Identifier [Axis]: U.S. Government Securities | FEDERAL NATL MTG ASSN GTD MTG POOL #AL7384 4.5% 09-01-2045 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	75,403
Investments, fair value	$ 76,000
Rate of interest	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
Investment, Identifier [Axis]: U.S. Government Securities | FEDERAL NATL MTG ASSN GTD MTG POOL #AL9098 ADJ RT DUE 03-01-2045 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	40,806
Investments, fair value	$ 42,000
Investment, Identifier [Axis]: U.S. Government Securities | FEDERAL NATL MTG ASSN GTD MTG POOL #AL9128 4.5% 02-01-2046 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	48,972
Investments, fair value	$ 49,000
Rate of interest	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
Investment, Identifier [Axis]: U.S. Government Securities | FEDERAL NATL MTG ASSN GTD MTG POOL #AL9407 4.5% 09-01-2042 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	32,961
Investments, fair value	$ 33,000
Rate of interest	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
Investment, Identifier [Axis]: U.S. Government Securities | FHLMC GOLD POOL#V83204 4.5% 05-01-2047
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	62,265
Investments, fair value	$ 62,000
Rate of interest	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
Investment, Identifier [Axis]: U.S. Government Securities | FHLMC GOLD Q48372 4.5% 06-01-2047
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	55,465
Investments, fair value	$ 55,000
Rate of interest	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
Investment, Identifier [Axis]: U.S. Government Securities | FHLMC MULTICLASS TRANCHE 00750 07-25-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	689,702
Investments, fair value	$ 23,000
Investment, Identifier [Axis]: U.S. Government Securities | FHLMC POOL #849327 ADJ RT 05-01-2044
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	34,628
Investments, fair value	$ 36,000
Investment, Identifier [Axis]: U.S. Government Securities | FHLMC POOL #G07942 ADJ RT 07-01-2044
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	96,586
Investments, fair value	$ 97,000
Investment, Identifier [Axis]: U.S. Government Securities | FHLMC POOL #RA7654 3.5% DUE 07-01-2052 REG
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	4,621,240
Investments, fair value	$ 4,316,000
Rate of interest	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
Investment, Identifier [Axis]: U.S. Government Securities | FHLMC POOL #SD-8221 3.5% 05-01-2052
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,475,065
Investments, fair value	$ 1,370,000
Rate of interest	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
Investment, Identifier [Axis]: U.S. Government Securities | FHLMC POOL #SD7485 4.5% 02-01-2054
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,082,623
Investments, fair value	$ 1,060,000
Rate of interest	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
Investment, Identifier [Axis]: U.S. Government Securities | FHLMC POOL#SL1300 4.0% 04-01-2053
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	581,798
Investments, fair value	$ 556,000
Rate of interest	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Investment, Identifier [Axis]: U.S. Government Securities | FHLMC SUPER 30Y FIXED 4% 10-01-2052
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,804,989
Investments, fair value	$ 1,724,000
Rate of interest	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Investment, Identifier [Axis]: U.S. Government Securities | FHLMC UMBS 30Y FIXED 2% 09-01-2050
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	384,146
Investments, fair value	$ 317,000
Rate of interest	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Investment, Identifier [Axis]: U.S. Government Securities | FHLMC UMBS 30Y FIXED 2.5% 01-01-2052
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	678,358
Investments, fair value	$ 584,000
Rate of interest	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
Investment, Identifier [Axis]: U.S. Government Securities | FNMA #CA7241 2.5% 10-01-2050
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,902,507
Investments, fair value	$ 1,646,000
Rate of interest	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
Investment, Identifier [Axis]: U.S. Government Securities | FNMA #SD0513 2.0% 11-01-2050
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,756,774
Investments, fair value	$ 1,453,000
Rate of interest	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Investment, Identifier [Axis]: U.S. Government Securities | FNMA #ZT1817 4.5% 12-01-2048
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,328,377
Investments, fair value	$ 1,319,000
Rate of interest	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
Investment, Identifier [Axis]: U.S. Government Securities | FNMA FNMA # AL8830 4% 10-01-2034
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	39,173
Investments, fair value	$ 39,000
Rate of interest	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Investment, Identifier [Axis]: U.S. Government Securities | FNMA FNMA # AS5841 4% 09-01-2045
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	40,865
Investments, fair value	$ 40,000
Rate of interest	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Investment, Identifier [Axis]: U.S. Government Securities | FNMA FNMA # AS5842 4% 09-01-2045
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	42,293
Investments, fair value	$ 41,000
Rate of interest	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Investment, Identifier [Axis]: U.S. Government Securities | FNMA FNMA # AS8983 4.5% 03-01-2047
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	78,054
Investments, fair value	$ 78,000
Rate of interest	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
Investment, Identifier [Axis]: U.S. Government Securities | FNMA FNMA # BM1176 4.5% 08-01-2044
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	28,988
Investments, fair value	$ 29,000
Rate of interest	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
Investment, Identifier [Axis]: U.S. Government Securities | FNMA FNMA # BM1647 4.5% 05-01-2047
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	29,784
Investments, fair value	$ 30,000
Rate of interest	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
Investment, Identifier [Axis]: U.S. Government Securities | FNMA FNMA # BM6108 3.657% 08-01-2049
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	26,777
Investments, fair value	$ 26,000
Rate of interest	3.657%	3.657%	3.657%	3.657%	3.657%	3.657%	3.657%
Investment, Identifier [Axis]: U.S. Government Securities | FNMA FNMA # BM6117 5.332% 09-01-2049
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	27,724
Investments, fair value	$ 29,000
Rate of interest	5.322%	5.322%	5.322%	5.322%	5.322%	5.322%	5.322%
Investment, Identifier [Axis]: U.S. Government Securities | FNMA POOL #AE3049 4.5% 09-01-2040 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	44,408
Investments, fair value	$ 45,000
Rate of interest	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
Investment, Identifier [Axis]: U.S. Government Securities | FNMA POOL #AS8700 4.5% 01-01-2047 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	21,594
Investments, fair value	$ 22,000
Rate of interest	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
Investment, Identifier [Axis]: U.S. Government Securities | FNMA POOL #AS8833 4.5% 02-01-2047 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	57,066
Investments, fair value	$ 57,000
Rate of interest	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
Investment, Identifier [Axis]: U.S. Government Securities | FNMA POOL #BF0107 4.5% 06-01-2056 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	71,152
Investments, fair value	$ 69,000
Rate of interest	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
Investment, Identifier [Axis]: U.S. Government Securities | FNMA POOL #BF0118 4.5% 06-01-2056 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	64,298
Investments, fair value	$ 62,000
Rate of interest	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
Investment, Identifier [Axis]: U.S. Government Securities | FNMA POOL #BF0199 4.5% 02-01-2041 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	42,530
Investments, fair value	$ 43,000
Rate of interest	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
Investment, Identifier [Axis]: U.S. Government Securities | FNMA POOL #BJ9262 4.5% 06-01-2048 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	78,936
Investments, fair value	$ 78,000
Rate of interest	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
Investment, Identifier [Axis]: U.S. Government Securities | FNMA POOL #BM1357 4.5% 01-01-2043 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	46,785
Investments, fair value	$ 47,000
Rate of interest	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
Investment, Identifier [Axis]: U.S. Government Securities | FNMA POOL #BM3363 4.0% DUE 09-01-2046
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	25,089
Investments, fair value	$ 24,000
Rate of interest	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Investment, Identifier [Axis]: U.S. Government Securities | FNMA POOL #BM3386 4% DUE 02-01-2047 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	119,860
Investments, fair value	$ 116,000
Rate of interest	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Investment, Identifier [Axis]: U.S. Government Securities | FNMA POOL #BM3836 FLTG 05-01-2048
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	21,667
Investments, fair value	$ 23,000
Investment, Identifier [Axis]: U.S. Government Securities | FNMA POOL #BM4804 4.0% DUE 11-01-2033
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	225,454
Investments, fair value	$ 223,000
Rate of interest	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Investment, Identifier [Axis]: U.S. Government Securities | FNMA POOL #BM5117 4.5% 11-01-2048 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	18,206
Investments, fair value	$ 18,000
Rate of interest	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
Investment, Identifier [Axis]: U.S. Government Securities | FNMA POOL #BM5704 5% 12-01-2048 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	52,372
Investments, fair value	$ 53,000
Rate of interest	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Investment, Identifier [Axis]: U.S. Government Securities | FNMA POOL #BM6102 0% 08-01-2049 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	12,567
Investments, fair value	$ 13,000
Rate of interest	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Investment, Identifier [Axis]: U.S. Government Securities | FNMA POOL #BM6112 ADJ RT DUE 08-01-2049 REG
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	5,305
Investments, fair value	$ 6,000
Investment, Identifier [Axis]: U.S. Government Securities | FNMA POOL #BM6115 FLTG RT DUE 09-01-2049
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	19,437
Investments, fair value	$ 19,000
Investment, Identifier [Axis]: U.S. Government Securities | FNMA POOL #BM6221 2.659% 01-01-2050 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	532,689
Investments, fair value	$ 538,000
Rate of interest	2.659%	2.659%	2.659%	2.659%	2.659%	2.659%	2.659%
Investment, Identifier [Axis]: U.S. Government Securities | FNMA POOL #BM6921 2.269% 05-01-2052 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,595,024
Investments, fair value	$ 1,471,000
Rate of interest	2.269%	2.269%	2.269%	2.269%	2.269%	2.269%	2.269%
Investment, Identifier [Axis]: U.S. Government Securities | FNMA POOL #BM7753 5.076% 06-01-2055 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,702,903
Investments, fair value	$ 1,722,000
Rate of interest	5.076%	5.076%	5.076%	5.076%	5.076%	5.076%	5.076%
Investment, Identifier [Axis]: U.S. Government Securities | FNMA POOL #BU8931 3.5% 04-01-2052 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	414,121
Investments, fair value	$ 385,000
Rate of interest	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
Investment, Identifier [Axis]: U.S. Government Securities | FNMA POOL #CA2057 4.5% DUE 07-01-2048 REG
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	100
Investments, fair value	$ 0
Rate of interest	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
Investment, Identifier [Axis]: U.S. Government Securities | FNMA POOL #CA6247 2.5% 07-01-2050
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	787,921
Investments, fair value	$ 681,000
Rate of interest	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
Investment, Identifier [Axis]: U.S. Government Securities | FNMA POOL #CA6388 2.0% 07-01-2050
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	3,376,467
Investments, fair value	$ 2,788,000
Rate of interest	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Investment, Identifier [Axis]: U.S. Government Securities | FNMA POOL #CA6398 2.5% 07-01-2050
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,085,692
Investments, fair value	$ 939,000
Rate of interest	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
Investment, Identifier [Axis]: U.S. Government Securities | FNMA POOL #CA6925 2.0% 09-01-2050
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	5,000,450
Investments, fair value	$ 4,128,000
Rate of interest	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Investment, Identifier [Axis]: U.S. Government Securities | FNMA POOL #CB3841 3.5% 06-01-2052 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,859,122
Investments, fair value	$ 1,738,000
Rate of interest	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
Investment, Identifier [Axis]: U.S. Government Securities | FNMA POOL #FA2845 4.5% 02-01-2054 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	2,496,924
Investments, fair value	$ 2,450,000
Rate of interest	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
Investment, Identifier [Axis]: U.S. Government Securities | FNMA POOL #FM4714 2.5% 10-01-2050 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	3,288,446
Investments, fair value	$ 2,841,000
Rate of interest	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
Investment, Identifier [Axis]: U.S. Government Securities | FNMA POOL #FM7599 3.5% 01-01-2051 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	3,690,802
Investments, fair value	$ 3,448,000
Rate of interest	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
Investment, Identifier [Axis]: U.S. Government Securities | FNMA POOL #FM8768 2.5% 02-01-2051 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	166,343
Investments, fair value	$ 144,000
Rate of interest	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
Investment, Identifier [Axis]: U.S. Government Securities | FNMA POOL #FM9958 3.5% 11-01-2051 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,599,760
Investments, fair value	$ 1,485,000
Rate of interest	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
Investment, Identifier [Axis]: U.S. Government Securities | FNMA POOL #FS1453 3.5% 04-01-2052 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	2,933,760
Investments, fair value	$ 2,743,000
Rate of interest	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
Investment, Identifier [Axis]: U.S. Government Securities | FNMA POOL #FS1865 3.5% 05-01-2052 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,503,157
Investments, fair value	$ 1,403,000
Rate of interest	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
Investment, Identifier [Axis]: U.S. Government Securities | FNMA POOL #FS3427 4% 10-01-2052 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	356,800
Investments, fair value	$ 341,000
Rate of interest	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Investment, Identifier [Axis]: U.S. Government Securities | FNMA POOL #FS7754 4% 07-01-2053 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	682,516
Investments, fair value	$ 651,000
Rate of interest	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Investment, Identifier [Axis]: U.S. Government Securities | FNMA POOL #FS9443 4.5% 02-01-2054 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	963,923
Investments, fair value	$ 944,000
Rate of interest	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
Investment, Identifier [Axis]: U.S. Government Securities | FNMA POOL #MA0816 4.5% 08-01-2031 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	29,764
Investments, fair value	$ 30,000
Rate of interest	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
Investment, Identifier [Axis]: U.S. Government Securities | FNMA POOL #MA1662 4% 11-01-2033 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	54,906
Investments, fair value	$ 55,000
Rate of interest	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Investment, Identifier [Axis]: U.S. Government Securities | FNMA POOL #MA1689 4% 12-01-2033 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	31,597
Investments, fair value	$ 31,000
Rate of interest	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Investment, Identifier [Axis]: U.S. Government Securities | FNMA POOL #MA1764 4% 01-01-2034 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	49,925
Investments, fair value	$ 50,000
Rate of interest	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Investment, Identifier [Axis]: U.S. Government Securities | FNMA POOL #MA1773 4% 02-01-2034 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	46,265
Investments, fair value	$ 46,000
Rate of interest	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Investment, Identifier [Axis]: U.S. Government Securities | FNMA POOL #MA1814 4% 03-01-2034 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	57,478
Investments, fair value	$ 57,000
Rate of interest	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Investment, Identifier [Axis]: U.S. Government Securities | FNMA POOL #MA1858 4% 04-01-2034 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	35,817
Investments, fair value	$ 36,000
Rate of interest	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Investment, Identifier [Axis]: U.S. Government Securities | FNMA POOL #MA1890 4% 05-01-2034 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	41,560
Investments, fair value	$ 41,000
Rate of interest	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Investment, Identifier [Axis]: U.S. Government Securities | FNMA POOL #MA1983 4% 08-01-2034 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	67,383
Investments, fair value	$ 67,000
Rate of interest	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Investment, Identifier [Axis]: U.S. Government Securities | FNMA POOL #MA2019 4% 09-01-2034 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	37,657
Investments, fair value	$ 37,000
Rate of interest	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Investment, Identifier [Axis]: U.S. Government Securities | FNMA POOL #MA2055 4% DUE 09-01-2034 REG
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	49,010
Investments, fair value	$ 49,000
Rate of interest	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Investment, Identifier [Axis]: U.S. Government Securities | FNMA POOL #MA2079 4% 11-01-2034 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	44,528
Investments, fair value	$ 44,000
Rate of interest	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Investment, Identifier [Axis]: U.S. Government Securities | FNMA POOL #MA2121 4% 12-01-2034 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	45,176
Investments, fair value	$ 45,000
Rate of interest	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Investment, Identifier [Axis]: U.S. Government Securities | FNMA POOL #MA2923 3.5% 03-01-2037 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	133,189
Investments, fair value	$ 131,000
Rate of interest	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
Investment, Identifier [Axis]: U.S. Government Securities | FNMA POOL #MA4520 2% 01-01-2042 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	836,052
Investments, fair value	$ 728,000
Rate of interest	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Investment, Identifier [Axis]: U.S. Government Securities | FNMA POOL #MA4579 3% 04-01-2052 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,426,177
Investments, fair value	$ 1,268,000
Rate of interest	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%
Investment, Identifier [Axis]: U.S. Government Securities | FNMA POOL #MA4625 3.5% 06-01-2052 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	7,016,398
Investments, fair value	$ 6,515,000
Rate of interest	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
Investment, Identifier [Axis]: U.S. Government Securities | FNMA POOL #MA4626 4% 06-01-2052 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,211,129
Investments, fair value	$ 1,157,000
Rate of interest	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Investment, Identifier [Axis]: U.S. Government Securities | FNMA POOL #MA4654 3.5% 07-01-2052 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	934,308
Investments, fair value	$ 868,000
Rate of interest	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
Investment, Identifier [Axis]: U.S. Government Securities | FNMA POOL #MA4700 4% 08-01-2052 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	807,203
Investments, fair value	$ 768,000
Rate of interest	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Investment, Identifier [Axis]: U.S. Government Securities | FNMA POOL #MA4733 4.5% 09-01-2052 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	2,512,933
Investments, fair value	$ 2,466,000
Rate of interest	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
Investment, Identifier [Axis]: U.S. Government Securities | FNMA POOL #MA4977 4.5% 04-01-2053 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,211,825
Investments, fair value	$ 1,186,000
Rate of interest	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
Investment, Identifier [Axis]: U.S. Government Securities | FNMA POOL #MA5070 4.5% 07-01-2053 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,724,159
Investments, fair value	$ 1,690,000
Rate of interest	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
Investment, Identifier [Axis]: U.S. Government Securities | FNMA POOL #MA5529 4.5% 11-01-2054 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	2,293,590
Investments, fair value	$ 2,242,000
Rate of interest	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
Investment, Identifier [Axis]: U.S. Government Securities | FNMA POOL #MA5584 4.5% 01-01-2055 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	6,354,542
Investments, fair value	$ 6,213,000
Rate of interest	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
Investment, Identifier [Axis]: U.S. Government Securities | FNMA POOL #RA3053 2.0% DUE 07-01-2050
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	587,908
Investments, fair value	$ 486,000
Rate of interest	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Investment, Identifier [Axis]: U.S. Government Securities | FREDDIE MAC SEASONED CR RISK SER 17-4 CL M45T 4.5% 06-25-2057
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,540,654
Investments, fair value	$ 1,522,000
Rate of interest	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
Investment, Identifier [Axis]: U.S. Government Securities | FREDDIE MAC SR 5492 CL FM FLTG 01-25-2055
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,068,825
Investments, fair value	$ 1,071,000
Investment, Identifier [Axis]: U.S. Government Securities | GNMA 2016-H23 REMIC PASSTHRU CTF CL F FLTG RT 10-20-2066
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	23,398
Investments, fair value	$ 23,000
Investment, Identifier [Axis]: U.S. Government Securities | GNMA 2016-H27 REMIC PASSTHRU 4.60714% 12-20-2066
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	17,119
Investments, fair value	$ 17,000
Rate of interest	4.60714%	4.60714%	4.60714%	4.60714%	4.60714%	4.60714%	4.60714%
Investment, Identifier [Axis]: U.S. Government Securities | GNMA 2017-H02 REMIC PASSTHRU CTF 4.5408%01-20-2067
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	54,836
Investments, fair value	$ 55,000
Rate of interest	4.5408%	4.5408%	4.5408%	4.5408%	4.5408%	4.5408%	4.5408%
Investment, Identifier [Axis]: U.S. Government Securities | GNMA 2017-H02 REMIC PASSTHRU CTF 4.5508%01-20-2067
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	21,439
Investments, fair value	$ 22,000
Rate of interest	4.5508%	4.5508%	4.5508%	4.5508%	4.5508%	4.5508%	4.5508%
Investment, Identifier [Axis]: U.S. Government Securities | GNMA 2017-H12 REMIC PASSTHRU CTF 4.87502% 05-20-2067
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	29,626
Investments, fair value	$ 30,000
Rate of interest	4.87502%	4.87502%	4.87502%	4.87502%	4.87502%	4.87502%	4.87502%
Investment, Identifier [Axis]: U.S. Government Securities | GNMA 2017-H17 REMIC PASS THRU CTF CL FQ FLTG RT 09-20-2067 REG
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	56,838
Investments, fair value	$ 57,000
Investment, Identifier [Axis]: U.S. Government Securities | GNMA 2017-H20 REMIC CL FG FLTG DUE 10-20-2067
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	72,206
Investments, fair value	$ 73,000
Investment, Identifier [Axis]: U.S. Government Securities | GNMA 2017-H20 REMIC PASSTHRU CTF 4.73165% 10-20-2067
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	39,194
Investments, fair value	$ 39,000
Rate of interest	4.73165%	4.73165%	4.73165%	4.73165%	4.73165%	4.73165%	4.73165%
Investment, Identifier [Axis]: U.S. Government Securities | GNMA 2017-H22 REMIC PASSTHRU CTF 4.51419% 11-20-2067
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	145,693
Investments, fair value	$ 146,000
Rate of interest	4.51419%	4.51419%	4.51419%	4.51419%	4.51419%	4.51419%	4.51419%
Investment, Identifier [Axis]: U.S. Government Securities | GNMA 2018-H02 REMIC PASSTHRU 4.2016% 01-20-2068
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	110,657
Investments, fair value	$ 111,000
Rate of interest	4.2016%	4.2016%	4.2016%	4.2016%	4.2016%	4.2016%	4.2016%
Investment, Identifier [Axis]: U.S. Government Securities | GNMA 2018-H02 REMIC PASSTHRU 4.2216% 01-20-2068
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	31,661
Investments, fair value	$ 32,000
Rate of interest	4.2216%	4.2216%	4.2216%	4.2216%	4.2216%	4.2216%	4.2216%
Investment, Identifier [Axis]: U.S. Government Securities | GNMA 2018-H03 REMIC PASSTHRU 4.2416% 02-20-2068
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	96,064
Investments, fair value	$ 96,000
Rate of interest	4.2416%	4.2416%	4.2416%	4.2416%	4.2416%	4.2416%	4.2416%
Investment, Identifier [Axis]: U.S. Government Securities | GNMA 2018-H04 CL FJ FLTG RT DUE 03-20-2068
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	72,425
Investments, fair value	$ 73,000
Investment, Identifier [Axis]: U.S. Government Securities | GNMA 2018-H05 REMIC SER 2018-H05 CLS FE FLTG 02-20-2068
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	53,705
Investments, fair value	$ 54,000
Investment, Identifier [Axis]: U.S. Government Securities | GNMA 2018-H06 REMIC PASS THRU 4.89185% 03-20-2068
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	32,211
Investments, fair value	$ 32,000
Rate of interest	4.89185%	4.89185%	4.89185%	4.89185%	4.89185%	4.89185%	4.89185%
Investment, Identifier [Axis]: U.S. Government Securities | GNMA 2018-H06 REMIC PASS THRU 4.89185% 04-20-2068
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	103,102
Investments, fair value	$ 103,000
Rate of interest	4.89185%	4.89185%	4.89185%	4.89185%	4.89185%	4.89185%	4.89185%
Investment, Identifier [Axis]: U.S. Government Securities | GNMA 2018-H07 REMIC PASS THRU 4.71502% 05-20-2068
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	52,349
Investments, fair value	$ 52,000
Rate of interest	4.71502%	4.71502%	4.71502%	4.71502%	4.71502%	4.71502%	4.71502%
Investment, Identifier [Axis]: U.S. Government Securities | GNMA 2018-H10 REMIC PASSTHRU CTF 5.0307%07-20-2068
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	51,963
Investments, fair value	$ 52,000
Rate of interest	5.0307%	5.0307%	5.0307%	5.0307%	5.0307%	5.0307%	5.0307%
Investment, Identifier [Axis]: U.S. Government Securities | GNMA 2018-H19 REMIC PASS THRU 4.59419% 11-20-2068
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	29,334
Investments, fair value	$ 29,000
Rate of interest	4.59419%	4.59419%	4.59419%	4.59419%	4.59419%	4.59419%	4.59419%
Investment, Identifier [Axis]: U.S. Government Securities | GNMA 2019-H15 REMIC PASSTHRU 4.38325% 09-20-2069
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	53,871
Investments, fair value	$ 54,000
Rate of interest	4.38325%	4.38325%	4.38325%	4.38325%	4.38325%	4.38325%	4.38325%
Investment, Identifier [Axis]: U.S. Government Securities | GNMA 2019-H17 REMIC PASSTHRU CTF 4.43325% 11-20-2069
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	183,440
Investments, fair value	$ 183,000
Rate of interest	4.43325%	4.43325%	4.43325%	4.43325%	4.43325%	4.43325%	4.43325%
Investment, Identifier [Axis]: U.S. Government Securities | GNMA FLTG RT SER 23-H04 CL FC DUE 01-20-2073
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,163,953
Investments, fair value	$ 1,168,000
Investment, Identifier [Axis]: U.S. Government Securities | GNMA REMIC SER 2018-H09 CL FC FLTG 06-20-2068
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	46,001
Investments, fair value	$ 46,000
Investment, Identifier [Axis]: U.S. Government Securities | GNMA REMIC SER 2018-HO2 CLS GF FLTG DUE 12-20-2067
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	58,367
Investments, fair value	$ 58,000
Investment, Identifier [Axis]: U.S. Government Securities | GNMA REMIC SER-2018-HO2 CL-FM FLTG 02-20-2068
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	59,031
Investments, fair value	$ 59,000
Investment, Identifier [Axis]: U.S. Government Securities | GNMA REMIC TRUST SER 22-H11 CL AF FLTG RT DUE 05-20-2072 REG
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	4,294,561
Investments, fair value	$ 4,324,000
Investment, Identifier [Axis]: U.S. Government Securities | GNMA SER 17-H03 CL F FLTG 01-20-2067
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	55,239
Investments, fair value	$ 56,000
Investment, Identifier [Axis]: U.S. Government Securities | GNMA SER 2018-H17 CL DF FLTG 10-20-2068
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	78,661
Investments, fair value	$ 79,000
Investment, Identifier [Axis]: U.S. Government Securities | GNMA SER 21-H19 CL FM FLTG RT DUE 12-20-2071
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	931,218
Investments, fair value	$ 933,000
Investment, Identifier [Axis]: U.S. Government Securities | GNMA SERIES 17-H13 CLASS FQ FLT 06-20-2067
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	80,724
Investments, fair value	$ 81,000
Investment, Identifier [Axis]: U.S. Government Securities | GNMA SERIES 19-H17 CLASS FA 2.50% FLTG RT 11-20-2069
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	81,615
Investments, fair value	$ 83,000
Rate of interest	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
Investment, Identifier [Axis]: U.S. Government Securities | GNMA SR 17-H20 CL BF FLTG 10-20-2067
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	136,325
Investments, fair value	$ 137,000
Investment, Identifier [Axis]: U.S. Government Securities | GNMA SR 2018-H05 CL BF FLTG 02-20-2068
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	52,054
Investments, fair value	$ 52,000
Investment, Identifier [Axis]: U.S. Government Securities | GNMA SR 23-H13 CL FJ FLTG 02-20-2073
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	996,648
Investments, fair value	$ 1,019,000
Investment, Identifier [Axis]: U.S. Government Securities | GOVERNMENT NATIONAL MORTGAGE ASSOC 4.43325% 11-20-2069
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	58,762
Investments, fair value	$ 59,000
Rate of interest	4.43325%	4.43325%	4.43325%	4.43325%	4.43325%	4.43325%	4.43325%
Investment, Identifier [Axis]: U.S. Government Securities | I/O FEDERAL HOME LN MTG CORP FLTG DUE 05-25-2029 REG
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	620,109
Investments, fair value	$ 16,000
Investment, Identifier [Axis]: U.S. Government Securities | I/O FEDERAL HOME LN MTG CORP FRN BNDS 03-25-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	273,913
Investments, fair value	$ 0
Investment, Identifier [Axis]: U.S. Government Securities | I/O FEDERAL HOME LN MTG CORP K069 CL X1 FRN 09-25-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	257,894
Investments, fair value	$ 1,000
Investment, Identifier [Axis]: U.S. Government Securities | I/O FEDERAL HOME LN MTG CORP SER K-1511 CL X1 FLTG DUE 03-25-2034 REG
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	497,643
Investments, fair value	$ 22,000
Investment, Identifier [Axis]: U.S. Government Securities | I/O FEDERAL HOME LN MTG CORP SER K062 CL X1 VAR 12-25-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	822,512
Investments, fair value	$ 2,000
Investment, Identifier [Axis]: U.S. Government Securities | I/O FEDERAL HOME LN MTG CORP SER K065 CLS X1VAR RT 04-25-2027 REG
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,256,076
Investments, fair value	$ 9,000
Investment, Identifier [Axis]: U.S. Government Securities | I/O FEDERAL HOME LN MTG CORP TRANCHE VAR 03-25-2027 REG
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,036,858
Investments, fair value	$ 6,000
Investment, Identifier [Axis]: U.S. Government Securities | I/O FHLMC MULTICLASS FEDERAL HOME LN MTG CORP SR K094 CL X1 FLTG 06-25-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	909,723
Investments, fair value	$ 24,000
Investment, Identifier [Axis]: U.S. Government Securities | I/O FHLMC MULTICLASS SER 00K091 CL X1 03-25-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	730,147
Investments, fair value	$ 12,000
Investment, Identifier [Axis]: U.S. Government Securities | I/O FHLMC MULTICLASS SER 00K092 CL X1 VAR 04-25-2029 REG
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,372,434
Investments, fair value	$ 27,000
Investment, Identifier [Axis]: U.S. Government Securities | I/O FHLMC MULTICLASS SER K067 CL X1 VAR RT 07-25-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,289,766
Investments, fair value	$ 9,000
Investment, Identifier [Axis]: U.S. Government Securities | I/O FHLMC MULTICLASS SR K070 CL X1 VAR RT 11-25-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	541,972
Investments, fair value	$ 3,000
Investment, Identifier [Axis]: U.S. Government Securities | I/O FHLMC MULTICLASS TRANCHE 00180 08-25-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,338,438
Investments, fair value	$ 47,000
Investment, Identifier [Axis]: U.S. Government Securities | I/O FHLMC MULTICLASS TRANCHE 00201 09-01-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,442,956
Investments, fair value	$ 39,000
Investment, Identifier [Axis]: U.S. Government Securities | I/O FHLMC MULTICLASS TRANCHE 00251 06-25-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,007,249
Investments, fair value	$ 8,000
Investment, Identifier [Axis]: U.S. Government Securities | I/O FHLMC MULTICLASS TRANCHE 00548 05-25-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	83,654
Investments, fair value	$ 0
Investment, Identifier [Axis]: U.S. Government Securities | I/O FHLMC MULTICLASS TRANCHE 01-25-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	110,818
Investments, fair value	$ 4,000
Investment, Identifier [Axis]: U.S. Government Securities | UNITED STATES OF AMER TREAS BONDS 1.5% 02-15-2053
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,097,000
Investments, fair value	$ 939,000
Rate of interest	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Investment, Identifier [Axis]: U.S. Government Securities | UNITED STATES OF AMER TREAS BONDS 2.375% 02-15-2055
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	786,000
Investments, fair value	$ 771,000
Rate of interest	2.375%	2.375%	2.375%	2.375%	2.375%	2.375%	2.375%
Investment, Identifier [Axis]: U.S. Government Securities | UNITED STATES OF AMER TREAS BONDS 2.875% 05-15-2052
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	2,135,000
Investments, fair value	$ 1,499,000
Rate of interest	2.875%	2.875%	2.875%	2.875%	2.875%	2.875%	2.875%
Investment, Identifier [Axis]: U.S. Government Securities | UNITED STATES OF AMER TREAS BONDS 3.625%02-15-2053
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	875,000
Investments, fair value	$ 712,000
Rate of interest	3.625%	3.625%	3.625%	3.625%	3.625%	3.625%	3.625%
Investment, Identifier [Axis]: U.S. Government Securities | UNITED STATES OF AMER TREAS BONDS 4.5% 02-15-2044
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,836,000
Investments, fair value	$ 1,783,000
Rate of interest	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
Investment, Identifier [Axis]: U.S. Government Securities | UNITED STATES OF AMER TREAS BONDS 4.5% 11-15-2054
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	984,000
Investments, fair value	$ 932,000
Rate of interest	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
Investment, Identifier [Axis]: U.S. Government Securities | UNITED STATES OF AMER TREAS BONDS 4.875% 08-15-2045
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	2,914,000
Investments, fair value	$ 2,953,000
Rate of interest	4.875%	4.875%	4.875%	4.875%	4.875%	4.875%	4.875%
Investment, Identifier [Axis]: U.S. Government Securities | UNITED STATES OF AMER TREAS BONDS DTD 4.125% 08-15-2053
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	3,955,000
Investments, fair value	$ 3,516,000
Rate of interest	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%
Investment, Identifier [Axis]: U.S. Government Securities | UNITED STATES OF AMER TREAS NOTES 4.0% 11-15-2035
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	4,675,000
Investments, fair value	$ 4,618,000
Rate of interest	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Investment, Identifier [Axis]: U.S. Government Securities | UNITED STATES OF AMER TREAS NOTES 4.25% 05-15-2035
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	942,000
Investments, fair value	$ 952,000
Rate of interest	4.25%	4.25%	4.25%	4.25%	4.25%	4.25%	4.25%
Investment, Identifier [Axis]: U.S. Government Securities | UNITED STATES TREAS BDS 2.125% 02-15-2054
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	278,000
Investments, fair value	$ 266,000
Rate of interest	2.125%	2.125%	2.125%	2.125%	2.125%	2.125%	2.125%
Investment, Identifier [Axis]: U.S. Government Securities | UNITED STATES TREAS BDS 4.625% 11-15-2044
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	6,247,000
Investments, fair value	$ 6,144,000
Rate of interest	4.625%	4.625%	4.625%	4.625%	4.625%	4.625%	4.625%
Investment, Identifier [Axis]: U.S. Government Securities | UNITED STATES TREAS BDS 4.625% 11-15-2045
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,686,000
Investments, fair value	$ 1,654,000
Rate of interest	4.625%	4.625%	4.625%	4.625%	4.625%	4.625%	4.625%
Investment, Identifier [Axis]: U.S. Government Securities | UNITED STATES TREAS BDS DTD 00300 4.75% 11-15-2053
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	4,100,000
Investments, fair value	$ 4,042,000
Rate of interest	4.75%	4.75%	4.75%	4.75%	4.75%	4.75%	4.75%
Investment, Identifier [Axis]: U.S. Government Securities | UNITED STATES TREAS BDS DTD 00305 4.75% 05-15-2054
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	2,300,000
Investments, fair value	$ 2,225,000
Rate of interest	4.75%	4.75%	4.75%	4.75%	4.75%	4.75%	4.75%
Investment, Identifier [Axis]: U.S. Government Securities | UNITED STATES TREAS NTS 3.875% 12-31-2032
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,898,000
Investments, fair value	$ 1,893,000
Rate of interest	3.875%	3.875%	3.875%	3.875%	3.875%	3.875%	3.875%
Investment, Identifier [Axis]: U.S. Government Securities | US TREASURY N/B 4.25% 08-15-2054
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,400,000
Investments, fair value	$ 1,271,000
Rate of interest	4.25%	4.25%	4.25%	4.25%	4.25%	4.25%	4.25%
Investment, Identifier [Axis]: U.S. Government Securities | US TREASURY N/B 4.75% 02-15-2045
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	3,098,000
Investments, fair value	$ 3,094,000
Rate of interest	4.75%	4.75%	4.75%	4.75%	4.75%	4.75%	4.75%
EBP, Participant-Directed
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1
Investments, fair value	$ 1,078,335,000
Investments, fair value
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, fair value	16,594,424,000
Synthetic guaranteed investment contracts, at contract value
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, fair value	$ 1,236,816,000
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%	4.25%	4.25%	4.25%	4.25%	4.25%	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%